As filed with the Securities and Exchange Commission on July 29, 2009
1933 Act Registration No. 333-122847

1940 Act Registration No. 811-21715

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933			[ X ]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	5	[ X ]

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940			[ X ]
Amendment No.	7	[ X ]

(Check appropriate box or boxes)

Neuberger Berman Institutional Liquidity Funds

(formerly known as Lehman Brothers Institutional Liquidity Funds)

(Exact Name of Registrant as Specified in Charter)

605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 476-8800

Robert Conti
Chief Executive Officer and President
Neuberger Berman Institutional Liquidity Funds
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

(Name and Address of Agent for Service)

With copies to:

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600

___________________________________

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

X immediately upon filing pursuant to paragraph (b)

__ on _______________ pursuant to paragraph (b)

__ 60 days after filing pursuant to paragraph (a)(1)

__ on _______________ pursuant to paragraph (a)(1)

__ 75 days after filing pursuant to paragraph (a)(2)

__ on _______________ pursuant to paragraph (a)(2)

If appropriate, check the following box:

__ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Institutional Class shares of Neuberger Berman Treasury Fund

Neuberger Berman Institutional Liquidity Funds

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 5 ON FORM N-1A

This Post-Effective Amendment consists of the following papers and documents,

Cover Sheet

Contents of Post-Effective Amendment No. 5 on Form N-1A

Part A - Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Pages

Exhibits

Neuberger Berman Institutional Liquidity Funds

Institutional Class Shares

Treasury Fund

Prospectus July 29, 2009

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Contents
Institutional Class Shares
Neuberger Berman Treasury Fund	2
YOUR INVESTMENT
Eligible Accounts	9
Purchasing Shares	9
Redeeming Shares	10
General Shareholder Information	11
Share Prices	12
Distributions and Taxes	12
Portfolio Holdings Policy	13
Fund Structure	13

THIS FUND:

•	requires a minimum initial investment of $10 million
•	prices its shares at 5:00 p.m., Eastern time
•	offers you the opportunity to participate in financial markets through a professionally managed money market fund
•	is also a money market sweep fund for certain eligible accounts
•

is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value for amounts that they held in the Fund as of September 19, 2008 subject to the terms of the U.S. Treasury's Temporary Guarantee Program for Money Market Funds. (See "U.S. Treasury Temporary Guarantee Program for Money Market Funds" for more information about the Treasury Program's scope and limitations.)

•

carries certain risks, including the risk that you could lose money if Fund shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in Fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover).

The "Neuberger Berman" name and logo are registered service marks of Neuberger Berman LLC. "Neuberger Berman Management LLC" and the individual Fund name in this prospectus are either service marks or registered service marks of Neuberger Berman Management LLC. © 2009 Neuberger Berman Management LLC. All rights reserved. © 2009 Neuberger Berman Fixed Income LLC. All rights reserved.

Neuberger Berman Treasury Fund
Ticker Symbol: NTHXX

Goal & Strategy

The Fund seeks the highest available current income consistent with safety and liquidity.

To pursue this goal, the Fund invests in direct obligations of the U.S. Treasury, including repurchase agreements relating to such securities. The Fund seeks to maintain a stable $1.00 share price.

The Portfolio Managers monitor a range of economic and financial factors to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risk. Based on their analysis, the Portfolio Managers invest the Fund's assets in a mix of money market securities that is intended to provide as high a yield as possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.

The Fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

Money Market Funds

Money market funds are subject to federal regulations designed to help maintain liquidity and a stable share price. The regulations set strict standards for credit quality and for maturity (397 days or less for individual securities, 90 days or less on average for the portfolio overall). The Fund has a stricter standard for maturity in that it seeks to maintain a dollar-weighted average maturity of 60 days or less.

The regulations require money market funds to limit investments to the top two short-term rating categories of credit quality and unrated securities determined by the investment adviser to be of equivalent quality.

State Tax Exemptions

Because the interest on direct obligations of the U.S. Government is exempt from state and local income taxes, a portion of the Fund's dividends generally is too. Investors in higher tax brackets who live in areas with high income tax rates may realize higher after-tax yields from the Fund than from certain fully taxable money market funds.

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Main Risks

Most of the Fund's performance depends on interest rates. When interest rates fall, the Fund's yields typically will fall as well. The Fund is also subject to credit risk, which is the risk that issuers may fail, or become less able or unable, to make payments when due.

Performance could also be harmed if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default.

The Fund's emphasis on direct obligations of the U.S. Treasury may mean that its yields are lower than those available from certain other money market funds, on either a before- or after-tax basis. Over time, the Fund may produce lower returns than bond or stock investments.

Recent Market Conditions. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund's portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund.

Other Risks

Although the Fund has maintained a stable share price since its inception and intends to continue to do so, its share price could fluctuate, meaning that there is a chance that you could lose money by investing in the Fund. The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

U.S. Treasury Temporary Guarantee Program for Money Market Funds

Notwithstanding the "Other Risks" above, Fund shareholders will be guaranteed to receive $1.00 net asset value for amounts that they held as of September 19, 2008 subject to the terms of the U.S. Treasury's Temporary Guarantee Program for Money Market Funds (the "Treasury Program"), of which the Fund is a participant.

Subject to certain conditions and limitations, in the event that the Fund's per share value falls below $0.995 and the Fund liquidates its holdings, the Treasury Program guarantees shareholders of record at the close of business on September 19, 2008 ("Designated Shareholders") of the Fund $1.00 per share for the lesser of either the number of shares the Designated Shareholder held in the Fund at the close of business on September 19, 2008, or the number of shares the Designated Shareholder held in the Fund on the date the Fund's per share value fell below $0.995. The Treasury Program applies only to Designated Shareholders who maintain an account with the Fund from the close of business on September 19, 2008 through the date on which the Fund's per share value falls below $0.995, if this were to occur, or the date on which the Treasury Program terminates. Designated Shareholders may purchase and redeem shares in their account during the period covered by the Treasury Program. However, the number of shares covered by the guarantee cannot exceed the number of shares a Designated Shareholder held in the Fund at the close of business on September 19, 2008. Thus, to the

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extent the overall value of a shareholder's account with the Fund increases after September 19, 2008, the amount of the increase will not be covered by the guarantee.

The Treasury Program will provide coverage to Designated Shareholders until September 18, 2009. The Secretary of the U.S. Treasury does not have authority to extend the Treasury Program for any additional amount of time. Assets available to the Treasury Program to support all participating money market funds is limited to the amount available for payment within the Exchange Stabilization Fund ("ESF"), as determined by the U.S. Treasury in its sole and absolute discretion, and payments under the Treasury Program are dependent on the availability of assets in the ESF at the time a request for payment is made. Payments will be made on a first-come-first-served basis. More information about the Treasury Program is available at http://www.ustreas.gov. The U.S. Treasury has not in any manner approved, endorsed, sponsored or authorized this prospectus or the Fund.

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Performance

The chart and table below provide an indication of the risks of investing in Institutional Class shares of the Fund. The bar chart shows how the Fund's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable Fund distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008
								4.87	1.56

Best quarter: Q1 '07 & Q2 '07, 1.26%
Worst quarter: Q4 '08, 0.03%
Year-to-date performance as of 6/30/2009: 0.06%

AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/08*

	1 Year	Since Inception (12/18/2006)
Treasury Fund	1.56	3.24

*

For the period from 12/18/2006 (the Fund's inception) to 12/14/2008, the Fund was organized as a feeder fund in a master-feeder structure. As of 12/15/2008, the Fund is organized in a single-tier structure. Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.

Performance Measures

The information on this page provides different measures of the Fund's total return. Total return includes the effect of distributions. The figures assume that all distributions were reinvested in the Fund, and include all Fund expenses.

To obtain the Fund's current yield, call 888-556-9030 or visit www.nb.com. The current yield is the Fund's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Fund's yields compare to taxable yields after taxes are taken into consideration.

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Investor Expenses

The Fund does not charge you any fees for buying or selling Institutional Class shares of the Fund or for maintaining your account. Your only Fund cost is your share of annual operating expenses. The expense example can help you compare costs among mutual funds.

FEE TABLE

Shareholder fees	None
Annual operating expenses (% of average net assets)*
These are deducted from Fund assets, so you pay them indirectly.
Management fees**	0.18
Distribution (12b-1) fees	None
Other expenses***	0.06
Total annual operating expenses	0.24
Minus: Management Fee	0.03
Reimbursement or Waiver
Net Expenses****	0.21

EXPENSE EXAMPLE@

The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$22	$65	$121	$285

*	The figures in the table are based on last year's expenses except as noted in footnote ***.

**	"Management fees" includes investment management and administration fees.

***

"Other expenses" has been restated to reflect the Fund's current fees for participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Treasury Program"). These expenses will not be waived or reimbursed under any expense limitation arrangement with Neuberger Berman Management LLC ("NBM"). See "U.S. Treasury Temporary Guarantee Program for Money Market Funds" for more information.

****

NBM has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of the Institutional Class of the Fund through 3/31/2012, so that the total annual operating expenses of that class are limited to 0.20% of average net assets. This undertaking applies to the Fund's direct expenses and does not cover interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any; consequently, net expenses may exceed the contractual expense limitation. The Institutional Class of the Fund has agreed to repay NBM for fees and expenses forgone and/or its excess operating expenses previously reimbursed by NBM, pursuant to the contractual expense limitation, so long as its annual operating expenses during the period do not exceed the above-stated expense limitation and the repayments are made within three years after the year in which NBM issued the reimbursement or waived fees.

@	The Fund's expenses for participation in the Treasury Program, which is scheduled to end on 09/18/2009, are reflected in the Expense Example for only the initial year in each of the periods shown.

Investment Manager

Neuberger Berman Management LLC (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman Fixed Income LLC ("NB Fixed Income") as sub-adviser to choose the Fund's investments and handle its day-to- day business. As investment manager, the Manager is responsible for overseeing the activities of NB Fixed Income. For the 12 months ended 3/31/2009, the management/administration fees paid to the Manager by the Fund were 0.18% of average net assets after any reimbursements or waivers.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory agreements by the Board of Trustees is available in the Fund's semi-annual report to shareholders dated March 31, 2009.

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Portfolio Managers

Thomas Sontag is a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman LLC and NB Fixed Income. He has been a Portfolio Manager of the Fund since 2009 and has managed portfolios for NB Fixed Income since 2004. Before joining NB Fixed Income, Mr. Sontag was a portfolio manager at another firm for six years.

Richard Grau is a Vice President of Neuberger Berman Management LLC, Neuberger Berman LLC and NB Fixed Income. He has been a Portfolio Manager of the Fund since 2009. Mr. Grau has been a portfolio manager at NB Fixed Income since 2004.

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Financial Highlights

YEAR ENDED MARCH 31,		2007(1)	2008	2009
Per-share data ($)
Data apply to a single share throughout each period indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
Share price (NAV) at beginning of period		1.0000	1.0000	1.0000
Plus:	Income from investment operations
	Net investment income	0.0146	0.0412	0.0097
	Net gains/losses - realized	0.0000	0.0000	0.0003
	Subtotal: income from investment operations	0.0146	0.0412	0.0100
Minus:	Distributions to shareholders
	Income dividends	0.0146	0.0412	0.0097
	Capital gain distributions	-	-	(0.0000)
	Subtotal: distributions to shareholders	0.0146	0.0412	0.0097
Equals:	Share price (NAV) at end of period	1.0000	1.0000	1.0003

RATIOS (% OF AVERAGE NET ASSETS)

The ratios show the Fund's expenses and net investment income - as they actually are as well as how they would have been if certain reimbursement and/or waiver and/or expense offset arrangements had not been in effect.

Net expenses - actual		0.10(2)	0.10	0.14
Gross expenses(3)		0.34(2)	0.22	0.25
Expenses(4)		0.10(2)	0.10	0.14
Net investment income - actual		5.08(2)	3.29	1.36

OTHER DATA
Total return shows how an investment in the Fund would have performed over each period, assuming all distributions were reinvested.
Total return (%)(5)		1.47(6)	4.20	0.97
Net assets at end of period (in millions of dollars)		448.3	3,737	1,155

The figures from the Fund's inception to 12/14/2008 are from periods during which the Fund was organized as a feeder fund in a master- feeder structure. All of the above figures were obtained from the 2009 financial statements, which were audited by Tait, Weller & Baker LLP, the Fund's independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund's most recent shareholder report (see back cover).

(1)	Period from 12/18/2006 (beginning of operations) to 3/31/2007.

(2)	Annualized.

(3)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

(4)	Shows what this ratio would have been if there had been no expense offset arrangements.

(5)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fee.

(6)	Not annualized.

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Your Investment

Eligible Accounts

The Fund offers Institutional Class shares for purchase by investors directly and through financial intermediaries. The Institutional Class has a minimum initial investment of $10 million. The Fund, in its sole discretion, may waive the minimum initial investment in certain cases, including on shares of the Fund purchased through a financial intermediary.

The fees and policies outlined in this prospectus are set by the Fund and its Board of Trustees. However, investors purchasing shares through a financial intermediary should consult their intermediary for additional information needed to manage their investment including information on how to buy and sell shares of the Fund, investor services, statements and confirmations and additional policies. In exchange for the services it offers, a financial intermediary may charge fees, which are generally in addition to those described in this prospectus.

Shares of the Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Fund shares, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether Fund shares are permissible investments under the law applicable to it.

Purchasing Shares

Every purchase order you place will be processed at the next share price calculated after your order has been accepted.

Orders to purchase shares of the Fund must be received by the Fund prior to 5:00 p.m., Eastern time. If a purchase order is received in good order prior to the Fund's closing time, the Fund will process the order when it receives payment. (Good order means that you have provided sufficient information to process your request as outlined in this prospectus.) Your order will not be processed unless payment is received on the same day by the close of the Federal Reserve Wire System (6:00 p.m. Eastern time). If payment is not received by that time, your order may be canceled and you may be liable for any resulting losses or fees incurred by the Fund, the Manager or the Fund's custodian. All investments must be made in U.S. dollars.

Fund investors whose payments are converted to "federal funds" before 6:00 p.m., Eastern time on the day of purchase will accrue a dividend the same day.

On any business day that the New York Stock Exchange, bond market or Federal Reserve Wire System closes early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. The Fund reserves the right to remain open and process orders to purchase Fund shares when the New York Stock Exchange is closed, reject any purchase order, or suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order.

Purchasing Shares By Telephone

You may open an account, subject to acceptance by the Fund, by completing and signing an Account Registration Form, which you can obtain by calling Neuberger Berman Shareholder Service Group at 888-556-9030, and mailing it to:

Neuberger Berman Shareholder Service Group
605 Third Avenue 2nd Floor
New York, NY 10158-0180

or faxing it to 781-796-3327. Upon approval of the application, you may purchase Institutional Class shares of the Fund by calling Neuberger Berman Shareholder Service Group at 888-556-9030 to place your trade and wiring federal funds to

9

the Fund immediately thereafter. (Investors must call Neuberger Berman Shareholder Service Group before effecting any purchase.) The Fund reserves the right to suspend the telephone order privilege.

Federal funds should be wired to:

State Street Bank
ABA 011-000028
DDA 9905-710-1

Attn: Neuberger Berman Deposit Account
Ref: (Fund Name, Fund Number, Account Name and Account Number)

Purchasing Shares Through a Financial Intermediary

If purchasing shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally provide purchase instructions to the financial intermediary, who will in turn place purchase orders with the Fund. The financial intermediary will establish purchase and payment cutoff times. It is the responsibility of the intermediary to forward your order and the accompanying payment to the Fund in a timely fashion.

For those purchasing shares via cash sweep, the Fund is designed so that available credit cash balances held in an eligible account can be automatically invested in Fund shares. All such available cash balances in an eligible account are automatically invested in Fund shares on a daily basis. These amounts include proceeds of securities sold in your account. To open a sweep account, contact Neuberger Berman Shareholder Service Group at 888-556-9030.

Purchasing Shares By E-Mail

Subject to appropriate agreement with the Fund's principal underwriter, the Fund may accept orders by e-mail.

Redeeming Shares

Every sell order you place will be processed at the next share price calculated after your order has been received in good order. (Good order means that you have provided sufficient information to process your request as outlined in this prospectus.) Orders to sell shares of the Fund must be received by the Fund prior to 5:00 p.m., Eastern time. You will not receive dividends earned and accrued by the Fund on the day you sell your shares.

The proceeds from the shares you sell are generally sent the same business day your sell order is executed but under certain circumstances may not be made until the next business day. Proceeds may be delayed as permitted pursuant to Section 22(e) of the Investment Company Act of 1940, as amended. Generally, under that section, redemption requests or payments may be postponed or suspended if the New York Stock Exchange is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by the Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve Wire System. In addition, when the New York Stock Exchange, bond market or Federal Reserve Wire System closes early, payments with respect to redemption requests received subsequent to the close will be made the next business day. The Fund reserves the right to take orders to redeem Fund shares when the New York Stock Exchange is closed.

The Fund reserves the right to pay in kind for redemptions. The Fund does not redeem in kind under normal circumstances, but would do so when the Board of Trustees has determined that it is in the best interests of the Fund's shareholders as a whole.

In some cases, when you sell shares directly or through a financial intermediary, you will have to place your order in writing, and you will need a Medallion signature guarantee (see "Medallion Signature Guarantees").

Redeeming Shares By Telephone

10

You may sell Institutional Class shares of the Fund by calling Neuberger Berman Shareholder Service Group at 888-556- 9030 to place your trade. Please provide your name, account number, the Fund name, the dollar amount or number of shares you want to sell, and any other instructions. This option is not available if you have declined the telephone option. The Fund reserves the right to suspend the telephone order privilege.

Redeeming Shares By Fax

Fax us at 781-796-3327 requesting us to sell shares signed by all registered owners; include your name, account number, the Fund name, the dollar amount or number of shares you want to sell, and any other instructions. Please also supply us with your e-mail address and daytime telephone number when you write to us in the event we need to reach you.

Redeeming Shares Through A Financial Intermediary

If redeeming shares through a financial intermediary, please consult your intermediary for redemption instructions. Customers of a financial intermediary will normally provide redemption instructions to the financial intermediary, who will in turn place redemption orders with the Fund. The financial intermediary will establish redemption and payment cutoff times.

For those using the Fund as a cash sweep vehicle, the Fund is designed so that available credit cash balances held in an eligible account can be automatically invested in Fund shares. All debit cash balances in an eligible account are automatically redeemed from the Fund on a daily basis.

General Shareholder Information

Market timing policy. In light of the nature and high quality of the Fund's investments and the Fund's investment strategy to maintain a stable share price, the market-timing policies adopted by the Fund's Board of Trustees that are applicable to other funds in the fund family are generally not applicable with respect to frequent purchases and redemptions of the Fund's shares ("market-timing activities"). It is expected that the Fund will be used by shareholders for short-term investing and by certain selected accounts utilizing the Fund as a cash sweep vehicle. However, frequent purchases and redemptions of Fund shares can interfere with Fund management and affect costs and performance for other shareholders. Therefore, under certain circumstances, the Fund reserves the right to reject any purchase order; or suspend the telephone order privilege in order to combat such activities.

Placing orders by telephone. Fund investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to the Fund or to State Street Bank & Trust Company) that you do not want it. Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as the Fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

Other policies. The Fund reserves the right to suspend the offering of shares and/or change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors.

Other Payments To Third Parties

Neuberger Berman Management LLC and/or its affiliates pay additional compensation, out of their own resources and not as an expense of the Fund, to certain investment providers or other financial intermediaries, including affiliates, in connection with the sale, distribution, retention and/or servicing of Fund shares. If your investment provider receives such payments, these payments may create an incentive for your investment provider or its employees to recommend or sell shares of the Fund to you. If you have purchased shares of the Fund through an investment provider, please speak with your investment provider to learn more about any payments it receives from Neuberger Berman Management LLC and/or its affiliates, as well as fees and/or commissions the investment provider charges. You should also consult disclosures made by your investment provider at the time of purchase. Any such payments by Neuberger Berman Management LLC or its affiliates will not change the net asset value or the price of the Fund's shares. For more information, please see the Fund's Statement of Additional Information.

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Medallion Signature Guarantees

You may need a Medallion signature guarantee when you sell shares directly or through a financial intermediary. A Medallion signature guarantee is a guarantee that your signature is authentic.

Most banks, brokers, and other financial institutions can provide you with one. Some may charge a fee; others may not, particularly if you are a customer of theirs.

Medallion signature guarantees are required for a variety of transactions including requests for changes to your account or to the instructions for distribution of proceeds. We reserve the right to require a Medallion signature guarantee on any transaction at our discretion.

A notarized signature from a notary public is not a Medallion signature guarantee.

Information Required From New Accounts

To help the U.S. government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked for your name, address, date of birth, and social security number or other identifying number. You may also be asked to provide other identifying documents. If we cannot verify the information you supply to us or if it is incomplete, we may be required to return your funds or redeem your account.

Share Prices

Because Institutional Class shares of the Fund do not have sales charges, the price you pay for each share of the Fund is the Fund's net asset value per share. Similarly, because there are no fees for selling shares, the Fund pays you the full share price when you sell shares. Remember that your financial intermediary may charge fees for its services.

The Fund is generally open for business every day that both the New York Stock Exchange and the Federal Reserve are open. The New York Stock Exchange and the Federal Reserve are closed on all national holidays; the New York Stock Exchange is also closed on Good Friday, and the Federal Reserve is closed on Columbus Day and Veterans Day. Fund shares normally will not be priced on those days and any other day on which the New York Stock Exchange or Federal Reserve is closed. Because fixed income securities trade in markets outside the New York Stock Exchange, the Fund may decide to remain open and price its shares on a day when the New York Stock Exchange is closed for unusual reasons. Notice of such an event would be posted on the Neuberger Berman website, www.nb.com.

In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted (see "Your Investment" for instructions on placing orders). The Fund calculates its share price as of 5:00 p.m., Eastern time.

Share Price Calculations

The price of an Institutional Class share of the Fund is the total value of the Fund's assets attributable to its Institutional Class minus its liabilities attributable to that class, divided by the total number of its Institutional Class shares outstanding.

When valuing portfolio securities, the Fund uses a constant amortization method in an effort to maintain a constant share price of $1.00. Although there can be no assurance, the Fund does not anticipate that its share price will fluctuate.

Distributions and Taxes

Distributions. The Fund pays out to shareholders its net investment income and any net realized capital gains it earns. The Fund ordinarily declares income dividends at approximately 4:00 p.m. Eastern time, on each business day and pays

12

them monthly, and any short-term gain (that is, the excess of net short-term capital gain over net long-term capital loss) normally is paid annually in December. The Fund does not anticipate making any long-term capital gain distributions.

The Fund's income dividends are based on its estimated daily net income. To the extent actual income differs from the estimated amount, adjustments are made to future days' income dividends.

Consult your financial intermediary about whether distributions from the Fund to your account will be reinvested in additional shares of the Fund or paid to your account in cash. Although Fund distributions are actually made to the financial intermediary that holds the Fund shares on your behalf, the following discussion describes tax consequences of distributions made to you because you are the shares' beneficial owner.

How distributions are taxed. Fund dividends paid to Roth IRAs, other individual retirement accounts ("IRAs"), qualified retirement plans and other tax-exempt investors (each, an "exempt investor") are tax-free, though eventual withdrawals from those plans and accounts generally are subject to tax. Fund dividends other than "exempt-interest dividends" (described in the next paragraph) paid to any other account are generally taxable to the holder, regardless of whether they are paid in cash or reinvested in additional shares of the Fund.

Dividends generally are taxable to you (or, in the case of exempt-interest dividends, reportable by you), if at all, in the year you receive them. In some cases, however, dividends you receive in January are treated as if they had been paid the preceding December 31st. Income dividends (other than exempt-interest dividends) and distributions of net short-term capital gains (if any) are taxed as ordinary income and will not qualify for the maximum 15% federal income tax rate available to individual shareholders on their "qualified dividend income."

In general, a portion of the income dividends from the Fund is free from state and local income taxes.

How share transactions are taxed. When an exempt investor sells (redeems) Fund shares in its account, there are no tax consequences to the investor. For other shareholders, a sale (redemption) of Fund shares will not result in a taxable gain or loss as long as the Fund maintains a share price of $1.00.

Taxes and You

For shareholders other than tax-exempt investors, the taxes you actually owe on distributions can vary with many factors, such as your marginal tax bracket and whether you owe alternative minimum tax.

Most importantly, consult your tax professional. Everyone's tax situation is different, and your tax professional should be able to help you answer any questions you might have.

Portfolio Holdings Policy

A description of the Fund's policies and procedures with respect to the disclosure of its portfolio holdings is available in the Fund's Statement of Additional Information. The complete portfolio holdings for the Fund are available at www.nb.com. Daily holdings will be posted on the following business day.

The Fund's complete portfolio holdings will remain available at this website until the subsequent day's holdings have been posted. Complete portfolio holdings for the Fund will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

Fund Structure

The Fund uses a "multiple class" structure. The Fund may offer one or more classes of shares that have an identical investment program but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Institutional Class of the Fund.

13

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NEUBERGER BERMAN INSTITUTIONAL LIQUIDITY FUNDS

Institutional Class Shares

•	No load or sales charges

If you would like further details on this Fund, you can request a free copy of the following documents:

No load or sales charges The shareholder reports offer information about the Fund, including:

•	a discussion by the Portfolio Managers about strategies and market conditions that significantly affected the Fund's performance during the last fiscal year
•	Fund performance data and financial statements
•	portfolio holdings.

Statement of Additional Information (SAI). The SAI contains more comprehensive information on the Fund, including:

•	various types of securities and practices, and their risks
•	investment limitations and additional policies
•	information about the Fund's management and business structure.

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: Neuberger Berman Management LLC
Sub-adviser: Neuberger Berman Fixed Income LLC

Obtaining Information

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:

Neuberger Berman Shareholder Service Group
605 Third Avenue 2nd Floor
New York, NY 10158-0180
Broker/Dealer and Institutional Support Services: 888-556-9030
Website: www.nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section,100 F Street N.E., Washington, D.C. 20549-9303. They are also available from the EDGAR Database on the SEC's website at www.sec.gov.

You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-551-8090 for information about the operation of the Public Reference Room.

SEC file number 811-21715
G0538 07/09 52147

NEUBERGER BERMAN INSTITUTIONAL LIQUIDITY FUNDS

STATEMENT OF ADDITIONAL INFORMATION

Institutional Class Shares

DATED July 29, 2009

NEUBERGER BERMAN TREASURY FUND

605 Third Avenue, 2nd Floor, New York, NY 10158-0180

Toll Free 888-556-9030

Neuberger Berman Treasury Fund (formerly, Treasury Portfolio) (the “Fund”) is a mutual fund that offers shares pursuant to a Prospectus dated July 29, 2009.

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Institutional Class Prospectus. This SAI is not an offer to sell shares of the Institutional Class of the Fund. A written offer can be made only by a prospectus.

The Institutional Class Prospectus provides more information about the Fund that you should know before investing. You should read that Prospectus carefully before investing.

     The Fund’s financial statements, notes thereto and the reports of its independent registered public accounting firm are incorporated by reference from the Fund’s annual report to shareholders into (and are therefore legally part of) this SAI.

You can get a free copy of the Institutional Class Prospectus or annual report from Neuberger Berman Management LLC. (“NB Management”), 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 888-556-9030.

No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. The Prospectus and this SAI do not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

     The “Neuberger Berman” name and logo are registered service marks of Neuberger Berman LLC. “Neuberger Berman Management LLC” and the Fund names in this SAI are either service marks or registered service marks of Neuberger Berman Management LLC.
©2009 Neuberger Berman Management LLC. All rights reserved.

©2009 Neuberger Berman Fixed Income LLC. All rights reserved.

TABLE OF CONTENTS

INVESTMENT INFORMATION	1
Investment Policies and Limitations	1
Cash Management and Temporary Defensive Positions	4
Additional Investment Information	4
CERTAIN RISK CONSIDERATIONS	13
PERFORMANCE INFORMATION	14
TRUSTEES AND OFFICERS	14
Information about the Board of Trustees	14
Information about the Officers of the Trust	22
The Board of Trustees	25
Independent Fund Trustees Ownership of Securities	31
INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES	31
Investment Manager and Administrator	31
Management and Administration Fees	33
Expense Limitations	33
Sub-Adviser	34
Investment Companies Managed	35
Codes of Ethics	35
Management and Control of NB Management and Neuberger Berman Fixed Income	36
DISTRIBUTION ARRANGEMENTS	37
ADDITIONAL PURCHASE INFORMATION	39
Share Prices and Net Asset Value	39
Financial Intermediaries	39
VALUATION OF PORTFOLIO SECURITIES	39
ADDITIONAL REDEMPTION INFORMATION	40
Suspension of Redemptions	40
Redemptions in Kind	40
DIVIDENDS AND OTHER DISTRIBUTIONS	40
ADDITIONAL TAX INFORMATION	41
Taxation of the Fund	41
Taxation of the Fund’s Shareholders	42

PORTFOLIO TRANSACTIONS	43
Portfolio Holdings Disclosure Policy	45
Portfolio Holdings Disclosure Procedures	46
Portfolio Holdings Approved Recipients	46
Expense Offset Arrangement	48
Proxy Voting	48
REPORTS TO SHAREHOLDERS	49
ORGANIZATION, CAPITALIZATION AND OTHER MATTERS	49
The Fund	49
CUSTODIAN AND TRANSFER AGENT	50
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS	50
LEGAL COUNSEL	50
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	51
REGISTRATION STATEMENT	51
FINANCIAL STATEMENTS	51
APPENDIX A RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER	A-1

INVESTMENT INFORMATION

The Fund is a separate operating series of Neuberger Berman Institutional Liquidity Funds (the “Trust”), a Delaware statutory trust that is registered with the Securities and Exchange Commission (the “SEC”) as a diversified, open-end management investment company. The Trust is advised by NB Management and sub-advised by Neuberger Berman Fixed Income LLC (formerly known as Lehman Brothers Asset Management LLC) (“Neuberger Berman Fixed Income”).

Through December 14, 2008, the Fund was organized as a feeder fund in a master-feeder structure rather than in a single-tier, multiple class structure. As a feeder fund, the Fund was a series of the Trust and invested all of its net investable assets in Treasury Master Series (the “Master Series”), a series of Institutional Liquidity Trust. As of December 15, 2008, the Fund is organized in a single-tier structure and invests directly in securities.

The following information supplements the discussion in the Prospectus of the investment objective, policies and limitations of the Fund. The investment objective and, unless otherwise specified, the investment policies and limitations of the Fund are not fundamental. Any investment objective, policy, or limitation that is not fundamental may be changed by the trustees of the Trust (“Fund Trustees”) without shareholder approval. The fundamental investment policies and limitations of the Fund may not be changed without the approval of the lesser of:

(1) 67% of the total units of beneficial interest (“shares”) of the Fund represented at a meeting at which more than 50% of the outstanding Fund shares are represented, or

(2) a majority of the outstanding shares of the Fund.

These percentages are required by the Investment Company Act of 1940, as amended (“1940 Act”), and are referred to in this SAI as a “1940 Act majority vote.”

Investment Policies and Limitations

The Fund has the following fundamental investment policy:

Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

The Fund’s policy on “Investments in Any One Issuer” does not limit the Fund’s ability to invest up to 100% of its total assets in a master portfolio with the same investment objectives, policies and limitations as the Fund.

The Fund determines the “issuer” of a municipal obligation for purposes of its policy on industry concentration in accordance with the principles of Rule 2a-7 under the 1940 Act (“Rule 2a-7”). Also for purposes of the investment limitation on concentration in a particular industry, mortgage-backed and asset-backed securities are grouped according to the nature of their collateral and certificates of deposit (“CDs”) are interpreted to include similar types of time deposits.

Except as set forth in the limitation on borrowing and the limitation on illiquid securities, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by the Fund. If events subsequent to a transaction result in the Fund exceeding the percentage limitation on borrowing or illiquid securities, Neuberger Berman Fixed Income will take appropriate steps to reduce the percentage of borrowings or the percentage held in illiquid securities, as may be required by law, within a reasonable amount of time.

The Fund has the following fundamental investment policies and limitations:

1.     Borrowing. The Fund may not borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment, and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). In addition to the foregoing, the Fund may borrow from any person for temporary purposes in an amount not exceeding 5% of the Fund’s total assets at the time the loan is made.

2.     Commodities and Real Estate. The Fund may not purchase or sell commodities, commodity contracts, foreign exchange, or real estate, including interests in real estate investment trusts and real estate mortgage loans, except securities issued by Ginnie Mae (also known as Government National Mortgage Association or GNMA).

3.     Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, provided, however that in accordance with its investment objective, policies, and limitations, the Fund can (i) purchase debt securities and (ii) engage in repurchase agreements.

4.     Industry Concentration. The Fund may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to (i) purchases of securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (“U.S. Government and Agency Securities”) or (ii) investments in CDs or banker’s acceptances issued by domestic branches of U.S. banks.

     5.      Diversification. The Fund may not, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than U.S. Government and Agency Securities, or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Fund’s total assets would be invested in the securities of that issuer or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. (Although not a fundamental limitation, the Fund is subject to the diversification requirements under Rule 2a-7.)

6.     Senior Securities. The Fund may not issue senior securities, except as permitted under the 1940 Act.

7.     Underwriting. The Fund may not underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the 1933 Act.

8.     Short Sales and Puts, Calls, Straddles, or Spreads. The Fund may not effect short sales of securities or write or purchase any puts, calls, straddles, spreads, or any combination thereof.

Senior Securities: The SEC has taken the position that certain instruments that create future obligations may be considered senior securities subject to provisions of the 1940 Act that limit the ability of investment companies to issue senior securities. Common examples include reverse repurchase agreements, short sales, futures and options positions, forward contracts and when-issued securities. However, the SEC has clarified that, if a fund segregates cash or liquid securities sufficient to cover such obligations or holds off-setting positions (or, in some cases, uses a combination of such strategies), the SEC will not raise senior securities issues under the 1940 Act.

The Fund has the following non-fundamental investment policies and limitations:

1.     Borrowing and Securities Lending. The Fund will not invest more than 33-1/3% of total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 33-1/3% limit. As an operating policy, the Fund does not currently intend to invest more than 20% of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit.

2.     Illiquid Securities. The Fund may not purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Generally, illiquid securities include securities that cannot be expected to be sold or disposed of within seven days in the ordinary course of business for approximately the amount at which the Fund has valued the securities, such as repurchase agreements maturing in more than seven days.

3.     Investments in Any One Issuer. The Fund may not purchase the securities of any one issuer (other than U.S. Government and Agency Securities or securities subject to a guarantee issued by a non-controlled person as defined in Rule 2a-7) if, as a result, more than 5% of the Fund’s total assets would be invested in the securities of that issuer.

4.     Lending. Except for the purchase of debt securities and engaging in repurchase agreements, the Fund may not make any loans other than securities loans.

5.     Margin Transactions. The Fund may not purchase securities on margin from brokers or other lenders, except that the Fund may obtain such short-term credits as are necessary for the clearance of securities transactions.

Cash Management and Temporary Defensive Positions

For temporary defensive purposes, or to manage cash pending investment or payout, the Fund may invest up to 100% of its total assets in cash or cash equivalents, U.S. Government and Agency Securities, commercial paper, other money market funds, and certain other money market instruments, as well as repurchase agreements on U.S. Government and Agency Securities, the income from which generally will be subject to federal, state and local income taxes, and may adopt shorter than normal weighted average maturities or durations.

In reliance on an SEC exemptive rule, the Fund may invest an unlimited amount of its uninvested cash and cash collateral received in connection with securities lending in shares of money market funds and unregistered funds that operate in compliance with Rule 2a-7, whether or not advised by NB Management or an affiliate, under specified conditions. Among other things, the conditions preclude the Fund from paying a sales charge, as defined in rule 2830(b) of the NASD Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”) (“sales charge”), or service fee, as defined in rule 2830(b)(9) of those rules, in connection with its purchase or redemption of the money market fund’s or unregistered fund’s shares, or the Fund’s investment adviser must waive a sufficient amount of its advisory fee to offset any sales charge or service fee.

Borrowing

If at any time borrowings exceed 33-1/3% of the value of the Fund’s total assets, the Fund will reduce its borrowings within three business days to the extent necessary to comply with the 33-1/3% limitation.

Additional Investment Information

The Fund may make the following investments, among others, some of which are part of the Fund’s principal investment strategies and some of which are not. The principal risks of the Fund’s principal investment strategies are discussed in the Prospectus. The Fund will not necessarily buy all of the types of securities or use all of the investment techniques that are described. In addition, certain strategies and investments (e.g., repurchase agreements and securities lending) may produce taxable income for the Fund.

Risks of Fixed Income Securities. Fixed income securities are subject to the risk of an issuer’s inability to meet principal and interest payments on its obligations (“credit risk”) and are subject to price volatility due to such factors as interest rate sensitivity (“interest rate risk”), market perception of the creditworthiness of the issuer, and market liquidity (“market risk”).

Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Call Risk. Some debt securities in which the Fund may invest are also subject to the risk that the issuer might repay them early (“call risk”). When market interest rates are low, issuers generally call securities paying higher interest rates. For this reason, the Fund holding a callable security may not enjoy the increase in the security’s market price that usually accompanies a decline in rates. Furthermore, the Fund would have to reinvest the proceeds from the called security at the current, lower rates.

Ratings of Fixed Income Securities. The Fund may purchase securities rated by Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”), Fitch, Inc. or any other nationally recognized statistical rating organization (“NRSRO”) (please see the Fund’s Prospectus for further information). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon, and rating may have different yields. Although the Fund may rely on the ratings of any NRSRO, the Fund mainly refers to ratings assigned by S&P, Moody’s and Fitch, Inc., which are described in Appendix A. The Fund may also invest in unrated securities that are deemed comparable in quality by Neuberger Berman Fixed Income to the rated securities in which the Fund may permissibly invest.

High-quality debt securities. High-quality debt securities are securities that have received a rating from at least one NRSRO, such as S&P, Moody’s or Fitch, Inc. in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency Securities, have been determined by Neuberger Berman Fixed Income to be of comparable quality.

Ratings Downgrades. Subsequent to its purchase by the Fund, the rating of an issue of debt securities may be reduced, so that the securities would no longer be eligible for purchase by the Fund. In such a case, Neuberger Berman Fixed Income will consider the need to dispose of such securities in accordance with the requirements of Rule 2a-7.

Duration. Duration of an individual portfolio security is a measure of the security’s price sensitivity taking into account expected cash flow and prepayments under a wide range of interest rate scenarios. In computing the duration, the Fund will have to estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influences of interest rates on prepayments and coupon flow.

Maturity. The Fund has a policy of investing in instruments with maturities of 397 days or less. For purposes of complying with this policy, the Fund will determine the maturity of an instrument in accordance with the requirements of Rule 2a-7. Rule 2a-7 permits the Fund to shorten the maturity of a particular instrument in circumstances in which the instrument is subject to certain types of demand features or interest-rate-reset provisions. The Fund has a stricter standard for maturity and seeks to maintain a dollar-weighted average portfolio maturity of no more than 60 days.

U.S. Government and Agency Securities. “U.S. Government Securities” are obligations of the U.S. Treasury backed by the full faith and credit of the United States. Due to recent market turbulence, some investors have turned to the safety of securities issued or guaranteed by the U.S. Treasury, causing the prices of these securities to rise and their yields to decline. As a result of this and other market influences, yields of short-term U.S. Treasury debt instruments are currently near historical lows.

“U.S. Government Agency Securities” are issued or guaranteed by U.S. Government agencies, or by instrumentalities of the U.S. Government, such as Ginnie Mae, Fannie Mae, Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), Sallie Mae (also known as SLM Corp. and formerly known as the Student Loan Marketing Association), Federal Home Loan Banks, and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer’s ability to borrow from the U.S. Treasury, subject to the U.S. Treasury’s discretion in certain cases, or only by the credit of the issuer. Accordingly, there is at least a possibility of default. U.S. Government Agency Securities include U.S. Government agency mortgage-backed securities. (See “Mortgage-Backed Securities,” below.) The market prices of U.S. Government Agency Securities are not guaranteed by the U.S. Government and generally fluctuate inversely with changing interest rates.

U.S. Government Agency Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government, its agencies, authorities or instrumentalities and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed. The secondary market for certain of these participations is extremely limited. In the absence of a suitable secondary market, such participations may therefore be regarded as illiquid.

The Fund may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. The market prices of STRIPS generally are more volatile than that of U.S. Treasury bills with comparable maturities.

The Fund invests all of its assets in direct obligations of the U.S. Treasury and repurchase agreements relating to such securities. The Fund will not change this strategy without providing shareholders at least 60 days’ advance notice.

Illiquid Securities. Generally, illiquid securities are securities that cannot be expected to be sold or disposed of within seven days at approximately the price at which they are valued by the Fund. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless Neuberger Berman Fixed Income, acting pursuant to guidelines established by the Fund Trustees, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid, even if they are not registered in the United States. Illiquid securities may be difficult for the Fund to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Fund may be subject to legal restrictions, which could be costly to it.

Policies and Limitations. The Fund may not purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities.

Repurchase Agreements. In a repurchase agreement, the Fund purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Fund at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. Neuberger Berman Fixed Income monitors the creditworthiness of sellers.

The Fund may invest in repurchase agreements backed by non-traditional collateral. Non-traditional collateral may consist of corporate bonds, foreign sovereign debt, equity securities, and may be more volatile than traditional types of collateral.

Policies and Limitations. Repurchase agreements with a maturity or demand of more than seven days are considered to be illiquid securities; the Fund may not enter into a repurchase agreement with a maturity or put feature of more than seven days if, as a result, more than 10% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. The Fund may enter into a repurchase agreement only if (1) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price and (2) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Fund’s account by its custodian or a bank acting as the Fund’s agent.

The Fund may only invest in repurchase agreements relating to direct obligations of the U.S. Treasury.

Securities Loans. The Fund may lend portfolio securities to banks, brokerage firms, and other institutional investors judged creditworthy by Neuberger Berman Fixed Income, provided that cash or equivalent collateral, equal to at least 102% of the market value of the loaned securities, is continuously maintained by the borrower with the Fund. The Fund may invest the cash collateral and earn income, or it may receive an agreed-upon amount of interest income from a borrower that has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Fund an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote on securities while they are on loan. However, it is the Fund’s policy to attempt to terminate loans in time to vote those proxies that the Fund has determined are material to the interests of the Fund. Neuberger Berman Fixed Income believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially. Subject to compliance with the conditions of an SEC exemptive order, the Fund can loan securities through a separate operating unit of Neuberger Berman LLC (“Neuberger Berman”) or an affiliate of Neuberger Berman, acting as agent. The Fund also can loan securities to Neuberger Berman and its affiliates (other than NB Management), subject to the conditions of the SEC order. The Fund may also loan securities through eSecLending, which provides securities loans to principal borrowers arranged through a bidding process managed by eSecLending.

Policies and Limitations. In order to realize income, the Fund may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by Neuberger Berman Fixed Income. Borrowers are required continuously to secure their obligations to return securities on loan from the Fund by depositing collateral in a form determined to be satisfactory by the Fund Trustees. The collateral, which must be marked to market daily, must be equal to at least 102% of the market value of the loaned securities, which will also be marked to market daily. See the section entitled “Cash Management and Temporary Defensive Positions” for information on how the cash collateral may be invested.

For the Fund, investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 33-1/3% limitation. However, as an operating policy, the Fund does not currently intend to invest more than 20% of its total assets in securities lending transactions.

The Fund does not count the collateral for purposes of any investment policy or limitation that requires the Fund to invest specific percentages of its assets in accordance with its principal investment program.

Restricted Securities and Rule 144A Securities. The Fund may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Fund’s illiquidity. Neuberger Berman Fixed Income, acting under guidelines established by the Fund Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

Where registration is required, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Fund Trustees believe accurately reflects fair value.

Policies and Limitations. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to the Fund’s 10% limit on investments in illiquid securities.

When-Issued and Delayed Delivery Transactions. These transactions involve a commitment by the Fund to purchase securities that will be issued at a future date (ordinarily within two months, although the Fund may agree to a longer settlement period). These transactions may involve mortgage-backed securities such as Ginnie Mae certificates. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases are negotiated directly with the other party, and such commitments are not traded on exchanges.

When-issued and delayed delivery transactions enable the Fund to “lock in” what Neuberger Berman Fixed Income believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. In periods of falling interest rates and rising prices, the Fund might purchase a security on a when-issued or delayed delivery basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. When-issued and delayed-delivery transactions are subject to the risk that a counterparty may fail to complete the sale of the security. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. To reduce this risk, the Fund will enter into transactions with established counterparties and Neuberger Berman Fixed Income will monitor the creditworthiness of such counterparties.

The value of securities purchased on a when-issued or delayed delivery basis and any subsequent fluctuations in their value are reflected in the computation of the Fund’s NAV starting on the date of the agreement to purchase the securities. Because the Fund has not yet paid for the securities, this produces an effect similar to leverage. The Fund does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date. Because the Fund is committed to buying them at a certain price, any change in the value of these securities, even prior to their issuance, affects the value of the Fund’s interests. The purchase of securities on a when-issued basis also involves a risk of loss if the value of the security to be purchased declines before the settlement date.

When-issued and delayed-delivery transactions may cause the Fund to liquidate positions when it may not be advantageous to do so in order to satisfy its purchase obligations.

Policies and Limitations. The Fund will purchase securities on a when-issued or delayed delivery basis only with the intention of completing the transaction and actually taking delivery of the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it has been entered into. The Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize capital gains or losses in connection with these transactions.

When the Fund purchases securities on a when-issued or delayed delivery basis, the Fund, until payment is made, will deposit in a segregated account with its custodian, or designate on its records as segregated, appropriate liquid securities having an aggregate market value (determined daily) at least equal to the amount of the Fund’s purchase commitments. This procedure is designed to ensure that the Fund maintains sufficient assets at all times to cover its obligations under when-issued and delayed delivery purchases.

Reverse Repurchase Agreements. In a reverse repurchase agreement, the Fund sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. Reverse repurchase agreements may increase fluctuations in the Fund’s net asset value (“NAV”) and may be viewed as a form of leverage. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. Neuberger Berman Fixed Income monitors the creditworthiness of counterparties to reverse repurchase agreements.

The Fund’s investment of the proceeds of a reverse repurchase agreement involves the speculative factor known as leverage. The Fund generally will enter into a reverse repurchase agreement only if Neuberger Berman Fixed Income anticipates that the interest income from investment of the proceeds will be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. In certain circumstances, the proceeds from the reverse repurchase agreement may be invested for a longer period of time than the term of the agreement, such as where the Fund receives a large-scale redemption near 5:00 p.m., Eastern time.

Policies and Limitations.   Reverse repurchase agreements are considered borrowings for purposes of the Fund’s investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, the Fund will deposit in a segregated account with its custodian, or designate on its records as segregated, cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Fund’s obligations under the agreement.

The Fund may invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation. As an operating policy, the Fund does not currently intend to invest more than 20% of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit.

Variable or Floating Rate Securities; Demand and Put Features. Variable rate and floating rate securities (collectively, “Adjustable Rate Securities”) provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, weekly, monthly, or semi-annually) or automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on Adjustable Rate Securities ordinarily is determined by reference to a particular bank’s prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates or some other objective measure.

Adjustable Rate Securities frequently permit the holder to demand payment of the obligations’ principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (e.g., a bank letter of credit) from a creditworthy issuer and sometimes by insurance from a creditworthy insurer. Without these credit enhancements, some Adjustable Rate Securities might not meet the Fund’s quality standards. Accordingly, in purchasing these securities, the Fund relies primarily on the creditworthiness of the credit instrument issuer or the insurer. The Fund can also buy fixed rate securities accompanied by a demand feature or by a put option, which permits the Fund to sell the security to the issuer or third party at a specified price. The Fund may rely on the creditworthiness of issuers of the credit enhancements in purchasing these securities.

Policies and Limitations. The Fund may invest in securities subject to demand features or guarantees as permitted by Rule 2a-7.

For purposes of determining its dollar-weighted average maturity, the Fund calculates the remaining maturity of variable and floating rate instruments as provided in Rule 2a-7. In calculating its dollar-weighted average maturity and duration, the Fund is permitted to treat certain Adjustable Rate Securities as maturing on a date prior to the date on which the final repayment of principal must unconditionally be made. In applying such maturity shortening devices, Neuberger Berman Fixed Income considers whether the interest rate reset is expected to cause the security to trade at approximately its par value.

Money Market Funds. The Fund may invest in the shares of money market funds, which are investment companies, that are consistent with its investment objective and policies. The shares of money market funds are subject to the management fees and other expenses of those funds. Therefore, investments in other money market funds will cause the Fund to bear proportionately the costs incurred by the other money market funds’ operations. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of other money market funds.

Although money market funds that operate in accordance with Rule 2a-7 seek to preserve a $1.00 share price, it is possible for the Fund to lose money by investing in money market funds.

Policies and Limitations. For cash management purposes, the Fund may invest an unlimited amount of its uninvested cash and cash collateral received in connection with securities lending in shares of money market funds and unregistered funds that operate in compliance with Rule 2a-7, whether or not advised by NB Management or an affiliate, under specified conditions. See “Cash Management and Temporary Defensive Positions.”

Otherwise, the Fund’s investment in securities of other investment companies is generally limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company and (iii) 10% of the Fund’s total assets in all investment companies in the aggregate.

Leverage. The Fund may make investments while borrowings are outstanding and may engage in transactions that have the effect of leverage. Leverage creates an opportunity for increased total return but, at the same time, creates special risk considerations. For example, leverage may amplify changes in the Fund’s NAV. Although the principal of such borrowings will be fixed, the Fund’s assets may change in value during the time the borrowing is outstanding. Leverage from borrowing creates interest expenses for the Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund’s total return will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to the Fund’s shareholders as dividends will be reduced. Reverse repurchase agreements, securities lending transactions and when-issued and delayed delivery transactions may create leverage.

Policies and Limitations. The Fund may borrow money from banks for temporary or emergency purposes or enter into reverse repurchase agreements for any purpose, as long as such borrowings do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings).

However, as an operating policy, the Fund does not currently intend to invest more than 20% of its total assets in reverse repurchase agreements and securities lending transactions in the aggregate.

The Fund may also borrow up to 5% of its total assets for temporary purposes, e.g., for the purpose of settling purchase and sale transactions; these temporary borrowings are not subject to the 33-1/3% limitation.

Terrorism Risks. Some of the U.S. securities markets were closed for a four-day period as a result of the terrorist attacks on the World Trade Center and Pentagon on September 11, 2001. These terrorist attacks, the war with Iraq and its aftermath, continuing occupation of Iraq by coalition forces and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Those events could also have an acute effect on individual issuers or related groups of issuers or issuers concentrated in a single geographic area. A similar disruption of the financial markets or other terrorist attacks could adversely impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to portfolio securities and adversely affect Fund service providers and the Fund’s operations.

Recent Market Events. Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the economy at large. Both domestic and international equity and fixed income markets have been experiencing heightened volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected. It is uncertain how long these conditions will continue.

These recent market conditions have resulted in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for borrowers to obtain financing on attractive terms, if at all. As a result, the values of many types of securities have been reduced. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yield to decline.

The U.S. Government and certain foreign governments have acted to calm credit markets and increase confidence in the U.S. and world economies. The U.S. Government is injecting liquidity into certain large financial services companies and establishing programs to assist in the purchase of money market instruments. The ultimate effect of these efforts is, of course, not yet known.

The situation in the financial markets has resulted in calls for increased regulation, and the need of many financial institutions for government help has given regulators new leverage. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that are unforeseeable.

Because the situation in the markets is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.

CERTAIN RISK CONSIDERATIONS

Although the Fund seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that the Fund will achieve its investment objective.

PERFORMANCE INFORMATION

The Fund’s performance figures are based on historical results and are not intended to indicate future performance. The yield and total return of the Fund will vary. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

TRUSTEES AND OFFICERS

The following tables set forth information concerning the Fund Trustees and officers of the Trust. All persons named as Fund Trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman Fixed Income.

Information about the Board of Trustees

Name, (Year of Birth), and Address (1)	Position and Length of Time Served (2)	Principal Occupation(s) (3)	Number of Funds in Fund Complex Overseen by Fund Trustee	Other Directorships Held Outside Fund Complex by Fund Trustee
Independent Fund Trustees
John Cannon (1930)	Trustee since inception	Consultant; formerly, Chairman, CDC Investment Advisers (registered investment adviser), 1993 to January 1999; formerly, President and Chief Executive Officer, AMA Investment Advisors, an affiliate of the American Medical Association.	52

Independent Trustee or Director of three series of Oppenheimer Funds: Oppenheimer Limited Term New York Municipal Fund, Rochester Fund Municipals, and Oppenheimer Convertible Securities Fund since 1992.

Faith Colish (1935)	Trustee since inception	Counsel, Carter Ledyard & Milburn LLP (law firm) since October 2002; formerly, Attorney-at-Law and President, Faith Colish, A Professional Corporation, 1980 to 2002.	52	Formerly, Director (1997 to 2003) and Advisory Director (2003 to 2006), ABA Retirement Funds (formerly, American Bar Retirement Association) (not-for-profit membership corporation).

Name, (Year of Birth), and Address (1)	Position and Length of Time Served (2)	Principal Occupation(s) (3)	Number of Funds in Fund Complex Overseen by Fund Trustee	Other Directorships Held Outside Fund Complex by Fund Trustee
Martha C. Goss (1949)	Trustee since 2007	President, Woodhill Enterprises Inc./Chase Hollow Associates LLC (personal investment vehicle), since 2006; Chief Operating and Financial Officer, Hopewell Holdings LLC/ Amwell Holdings, LLC (a holding company for a healthcare reinsurance company start-up), since 2003; formerly, Consultant, Resources Connection (temporary staffing), 2002 to 2006.	52

Director, Ocwen Financial Corporation (mortgage servicing), since 2005; Director, American Water (water utility), since 2003; Director, Channel Reinsurance (financial guaranty reinsurance), since 2006; Advisory Board Member, Attensity (software developer), since 2005; Director, Allianz Life of New York (insurance), since 2005; Director, Financial Women’s Association of New York (not for profit association), since 2003; Trustee Emerita, Brown University, since 1998.

C. Anne Harvey (1937)	Trustee since inception	President, C.A. Harvey Associates, since October 2001; formerly, Director, AARP, 1978 to December 2001.	52

Formerly, President, Board of Associates to The National Rehabilitation Hospital’s Board of Directors, 2001 to 2002; formerly, Member, Individual Investors Advisory Committee to the New York Stock Exchange Board of Directors, 1998 to June 2002.

Name, (Year of Birth), and Address (1)	Position and Length of Time Served (2)	Principal Occupation(s) (3)	Number of Funds in Fund Complex Overseen by Fund Trustee	Other Directorships Held Outside Fund Complex by Fund Trustee
Robert A. Kavesh (1927)	Trustee since inception	Retired; Marcus Nadler Professor Emeritus of Finance and Economics, New York University Stern School of Business; formerly, Executive Secretary-Treasurer, American Finance Association, 1961 to 1979.	52

Formerly, Director, The Caring Community (not-for-profit), 1997 to 2006; formerly, Director, DEL Laboratories, Inc. (cosmetics and pharmaceuticals), 1978 to 2004; formerly, Director, Apple Bank for Savings, 1979 to 1990; formerly, Director, Western Pacific Industries, Inc., 1972 to 1986 (public company).

Michael M. Knetter (1960)	Trustee since 2007	Dean, School of Business, University of Wisconsin - Madison; formerly, Professor of International Economics and Associate Dean, Amos Tuck School of Business - Dartmouth College, 1998 to 2002.	52	Trustee, Northwestern Mutual Series Fund, Inc., since February 2007; Director, Wausau Paper, since 2005; Director, Great Wolf Resorts, since 2004.
Howard A. Mileaf (1937)	Trustee since inception	Retired; formerly, Vice President and General Counsel, WHX Corporation (holding company), 1993 to 2001.	52

Formerly, Director, Webfinancial Corporation (holding company), 2002 to 2008; formerly, Director WHX Corporation (holding company), January 2002 to June 2005; formerly, Director, State Theatre of New Jersey (not-for-profit theater), 2000 to 2005.

Name, (Year of Birth), and Address (1)	Position and Length of Time Served (2)	Principal Occupation(s) (3)	Number of Funds in Fund Complex Overseen by Fund Trustee	Other Directorships Held Outside Fund Complex by Fund Trustee
George W. Morriss (1947)	Trustee since 2007	Retired; Formerly, Executive Vice President and Chief Financial Officer, People’s Bank, Connecticut (a financial services company), 1991 to 2001.	52

Manager, Old Mutual 2100 fund complex (consisting of six funds) since October 2006 for four funds and since February 2007 for two funds; formerly, Member NASDAQ Issuers’ Affairs Committee, 1995 to 2003.

Edward I. O’Brien (1928)	Trustee since inception	Retired; Formerly, Member, Investment Policy Committee, Edward Jones, 1993 to 2001; President, Securities Industry Association (“SIA”) (securities industry’s representative in government relations and regulatory matters at the federal and state levels), 1974 to 1992; Adviser to SIA, November 1992 to November 1993.	52	Formerly, Director, Legg Mason, Inc. (financial services holding company), 1993 to July 2008; formerly, Director, Boston Financial Group (real estate and tax shelters), 1993 to 1999.
Cornelius T. Ryan (1931)	Trustee since inception	Founding General Partner, Oxford Partners and Oxford Bioscience Partners (venture capital investing) and President, Oxford Venture Corporation, since 1981.	52	None.

Name, (Year of Birth), and Address (1)	Position and Length of Time Served (2)	Principal Occupation(s) (3)	Number of Funds in Fund Complex Overseen by Fund Trustee	Other Directorships Held Outside Fund Complex by Fund Trustee
Tom D. Seip (1950)	Trustee since inception; Chairman of the Board since 2008; Lead Independent Trustee from 2006 to 2008	General Partner, Seip Investments LP (a private investment partnership); formerly, President and CEO, Westaff, Inc. (temporary staffing), May 2001 to January 2002; formerly, Senior Executive at the Charles Schwab Corporation, 1983 to 1998, including Chief Executive Officer, Charles Schwab Investment Management, Inc., and Trustee, Schwab Family of Funds and Schwab Investments, 1997 to 1998, and Executive Vice President-Retail Brokerage, Charles Schwab & Co., Inc., 1994 to 1997.	52

Director, H&R Block, Inc. (financial services company), since May 2001; Chairman, Compensation Committee, H&R Block, Inc., since 2006; formerly, Director, Forward Management, Inc. (asset management company), 1999 to 2006.

Name, (Year of Birth), and Address (1)	Position and Length of Time Served (2)	Principal Occupation(s) (3)	Number of Funds in Fund Complex Overseen by Fund Trustee	Other Directorships Held Outside Fund Complex by Fund Trustee
Candace L. Straight (1947)	Trustee since inception	Private investor and consultant specializing in the insurance industry; formerly, Advisory Director, Securitas Capital LLC (a global private equity investment firm dedicated to making investments in the insurance sector), 1998 to December 2003.	52

Director, Montpelier Re (reinsurance company), since 2006; formerly, Director, National Atlantic Holdings Corporation (property and casualty insurance company), 2004 to 2008; formerly, Director, The Proformance Insurance Company (property and casualty insurance company), 2004 to 2008; formerly, Director, Providence Washington Insurance Company (property and casualty insurance company), December 1998 to March 2006; formerly, Director, Summit Global Partners (insurance brokerage firm), 2000 to 2005.

Peter P. Trapp (1944)	Trustee since inception	Retired; formerly, Regional Manager for Mid-Southern Region, Ford Motor Credit Company, September 1997 to 2007; formerly, President, Ford Life Insurance Company, April 1995 to August 1997.	52	None.

Name, (Year of Birth), and Address (1)	Position and Length of Time Served (2)	Principal Occupation(s) (3)	Number of Funds in Fund Complex Overseen by Fund Trustee	Other Directorships Held Outside Fund Complex by Fund Trustee
Fund Trustees who are “Interested Persons”
Joseph V. Amato* (1962)	Trustee since 2009

Chief Executive Officer and President, Neuberger Berman Holdings LLC (including its predecessor, Neuberger Berman Inc.) and Neuberger Berman, since 2007; Chief Operating Officer and Chief Investment Officer, Neuberger Berman, since 2009; Chief Investment Officer (Equities) and Managing Director of NB Management, since 2009; Managing Director of Neuberger Berman Fixed Income since 2007, Director of Neuberger Berman Fixed Income since 2009;  formerly, Global Head of Asset Management in the Investment Management Division, Lehman Brothers Holdings Inc., 2006 to 2009; formerly, Member of the Investment Management Division’s Executive Management Committee, Lehman Brothers Holdings Inc., 2006 to 2009; Board member of Neuberger Berman Fixed Income since 2006; formerly, Managing Director, Lehman Brothers Inc., 2006 to 2008; formerly, Chief Recruiting and Development Officer, Lehman Brothers Inc., 2005 to 2006; formerly, Global Head of Equity Sales and Member of the Equities Division Executive Committee, Lehman Brothers Inc., 2003 to 2005.

52

Member of Board of Advisors, McDonough School of Business, Georgetown University, since 2001; Member of New York City Board of Advisors, Teach for America, since 2005; Trustee, Montclair Kimberley Academy (private school), since 2007.

Name, (Year of Birth), and Address (1)	Position and Length of Time Served (2)	Principal Occupation(s) (3)	Number of Funds in Fund Complex Overseen by Fund Trustee	Other Directorships Held Outside Fund Complex by Fund Trustee
Jack L. Rivkin* (1940)	Trustee since inception; President from inception to 2008

Formerly, Executive Vice President and Chief Investment Officer, Neuberger Berman Holdings LLC (holding company), 2002 to August 2008 and 2003 to August 2008, respectively; formerly, Managing Director and Chief Investment Officer, Neuberger Berman, December 2005 to August 2008 and 2003 to August 2008, respectively; formerly, Executive Vice President, Neuberger Berman, December 2002 to 2005; formerly, Director and Chairman, NB Management, December 2002 to August 2008; formerly, Executive Vice President, Citigroup Investments, Inc., September 1995 to February 2002; formerly, Executive Vice President, Citigroup Inc., September 1995 to February 2002.

			52	Director, Dale Carnegie and Associates, Inc. (private company), since 1998; Director, Solbright, Inc. (private company), since 1998.
Robert Conti* (1956)	Chief Executive Officer, President and Director since 2008; prior thereto, Executive Vice President in 2008 and Vice President from inception to 2008	Managing Director, Neuberger Berman, since 2007; formerly, Senior Vice President, Neuberger Berman, 2003 to 2006; formerly, Vice President, Neuberger Berman, 1999 to 2003; President and Chief Executive Officer, NB Management, since 2008; formerly, Senior Vice President, NB Management, 2000 to 2008.	52	Chairman of the Board, Staten Island Mental Health Society since 2008.

(1)	The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2)

Pursuant to the Trust’s Trust Instrument, each of these Fund Trustees shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Fund Trustee may resign by delivering a written resignation; (b) any Fund Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Fund Trustees; (c) any Fund Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Fund Trustees; and (d) any Fund Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3)	Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

*

Indicates a Fund Trustee who is an “interested person” within the meaning of the 1940 Act. Mr. Amato and Mr. Conti are interested persons of the Trust by virtue of the fact that each is an officer of NB Management, Neuberger Berman and/or their affiliates. Mr. Rivkin may be deemed an interested person of the Trust by virtue of the fact that, until August 2008, he was a director of NB Management and an officer of Neuberger Berman.

Information about the Officers of the Trust

Name, (Year of Birth), and Address (1)	Position and Length of Time Served (2)	Principal Occupation(s) (3)
Andrew B. Allard (1961)	Anti-Money Laundering Compliance Officer since inception

Senior Vice President, Neuberger Berman, since 2006; Deputy General Counsel, Neuberger Berman, since 2004; formerly, Vice President, Neuberger Berman, 2000 to 2005; formerly, Associate General Counsel, Neuberger Berman, 1999 to 2004; Anti-Money Laundering Compliance Officer, twelve registered investment companies for which NB Management acts as investment manager and administrator (six since 2002, two since 2003, two since 2004, one since 2005 and one since 2006).

Michael J. Bradler (1970)	Assistant Treasurer since inception

Vice President, Neuberger Berman, since 2006; Employee, NB Management, since 1997; Assistant Treasurer, twelve registered investment companies for which NB Management acts as investment manager and administrator (eleven since 2005 and one since 2006).

Claudia A. Brandon (1956)	Executive Vice President since 2008 and Secretary since inception

Senior Vice President, Neuberger Berman, since 2007 and Employee since 1999; formerly, Vice President, Neuberger Berman, 2002 to 2006; Senior Vice President, NB Management, since 2008 and Assistant Secretary since 2004; formerly, Vice President-Mutual Fund Board Relations, NB Management, 2000 to 2008; Executive Vice President, twelve registered investment companies for which NB Management acts as investment manager and administrator (twelve since 2008); Secretary, twelve registered investment companies for which NB Management acts as investment manager and administrator (three since 1985, three since 2002, two since 2003, two since 2004, one since 2005 and one since 2006).

Name, (Year of Birth), and Address (1)	Position and Length of Time Served (2)	Principal Occupation(s) (3)
Maxine L. Gerson (1950)	Executive Vice President since 2008 and Chief Legal Officer since inception (only for purposes of sections 307 and 406 of the Sarbanes-Oxley Act of 2002)

Senior Vice President, Neuberger Berman, since 2002; Deputy General Counsel and Assistant Secretary, Neuberger Berman, since 2001; Managing Director, NB Management since 2009; formerly, Senior Vice President, NB Management, 2006 to 2009;  Secretary and General Counsel, NB Management, since 2004; Executive Vice President, twelve registered investment companies for which NB Management acts as investment manager and administrator (twelve since 2008); Chief Legal Officer (only for purposes of sections 307 and 406 of the Sarbanes-Oxley Act of 2002), twelve registered investment companies for which NB Management acts as investment manager and administrator (eleven since 2005 and one since 2006).

Sheila R. James (1965)	Assistant Secretary since inception

Vice President, Neuberger Berman, since 2008 and Employee since 1999; formerly, Assistant Vice President, Neuberger Berman, 2007; Assistant Secretary, twelve registered investment companies for which NB Management acts as investment manager and administrator (six since 2002, two since 2003, two since 2004, one since 2005 and one since 2006).

Brian Kerrane (1969)	Vice President since 2008

Senior Vice President, Neuberger Berman, since 2006; formerly, Vice President, Neuberger Berman, 2002 to 2006; Chief Administrative Officer and Senior Vice President, NB Management, since 2009, Employee since 1991; formerly, Vice President, NB Management, 2008 to 2009; Vice President, twelve registered investment companies for which NB Management acts as investment manager and administrator (twelve since 2008).

Kevin Lyons (1955)	Assistant Secretary since inception

Assistant Vice President, Neuberger Berman, since 2008 and Employee since 1999; Assistant Secretary, twelve registered investment companies for which NB Management acts as investment manager and administrator (eight since 2003, two since 2004, one since 2005 and one since 2006).

Owen F. McEntee, Jr. (1961)	Vice President since 2008

Vice President, Neuberger Berman, since 2006; Employee, NB Management, since 1992; Vice President, twelve registered investment companies for which NB Management acts as investment manager and administrator (twelve since 2008).

Name, (Year of Birth), and Address (1)	Position and Length of Time Served (2)	Principal Occupation(s) (3)
John M. McGovern (1970)	Treasurer and Principal Financial and Accounting Officer since inception

Senior Vice President, Neuberger Berman, since 2007; formerly, Vice President, Neuberger Berman, 2004 to 2006; Employee, NB Management, since 1993; Treasurer and Principal Financial and Accounting Officer, twelve registered investment companies for which NB Management acts as investment manager and administrator (eleven since 2005 and one since 2006); formerly, Assistant Treasurer, twelve registered investment companies for which NB Management acts as investment manager and administrator, 2002 to 2005.

Andrew Provencher (1965)	Vice President since 2008

Managing Director, NB Management, since 2008; Managing Director, Neuberger Berman, since 2005; formerly, Senior Vice President, Neuberger Berman, 2003 to 2005; formerly, Vice President, Neuberger Berman, 1999 to 2003; Vice President, twelve registered investment companies for which NB Management acts as investment manager and administrator (twelve since 2008).

Frank Rosato (1971)	Assistant Treasurer since inception

Vice President, Neuberger Berman, since 2006; Employee, NB Management, since 1995; Assistant Treasurer, twelve registered investment companies for which NB Management acts as investment manager and administrator (eleven since 2005 and one since 2006).

Neil S. Siegel (1967)	Vice President since 2008

Managing Director, NB Management, since 2008; Managing Director, Neuberger Berman, since 2006; formerly, Senior Vice President, Neuberger Berman, 2004 to 2006; Vice President, twelve registered investment companies for which NB Management acts as investment manager and administrator (twelve since 2008); formerly, Head of Institutional Marketing, Morgan Stanley Investment Management, 1993 to 2004.

Name, (Year of Birth), and Address (1)	Position and Length of Time Served (2)	Principal Occupation(s) (3)
Chamaine Williams (1971)	Chief Compliance Officer since inception

Senior Vice President, Neuberger Berman, since 2007; Senior Vice President, NB Management, since 2009; Chief Compliance Officer, NB Management, since 2006; formerly, Senior Vice President, Lehman Brothers Inc., 2007 to 2008; formerly, Vice President, Lehman Brothers Inc., 2003 to 2006; Chief Compliance Officer, twelve registered investment companies for which NB Management acts as investment manager and administrator (eleven since 2005 and one since 2006); formerly, Chief Compliance Officer, Lehman Brothers Asset Management Inc., 2003 to 2007; formerly, Chief Compliance Officer, Lehman Brothers Alternative Investment Management LLC, 2003 to 2007; formerly, Vice President, UBS Global Asset Management (US) Inc. (formerly, Mitchell Hutchins Asset Management, a wholly-owned subsidiary of PaineWebber Inc.), 1997 to 2003.

____________________

(1)	The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2)

Pursuant to the By-Laws of the Trust, each officer elected by the Fund Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Fund Trustees and may be removed at any time with or without cause.

(3)	Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

The Board of Trustees

The Board of Trustees is responsible for managing the business and affairs of the Trust. Among other things, the Board of Trustees generally oversees the portfolio management of the Fund and reviews and approves the Fund’s advisory and sub-advisory contracts and other principal contracts. It is the Trust’s policy that at least three quarters of the Board of Trustees shall be comprised of Fund Trustees who are not “interested persons” of NB Management (including its affiliates) or the Trust (“Independent Fund Trustees”). The Board of Trustees has established several standing committees to oversee particular aspects of the Fund’s management. The standing committees of the Board of Trustees are described below.

Audit Committee. The Audit Committee’s purposes are (a) in accordance with exchange requirements and Rule 32a-4 under the 1940 Act, to oversee the accounting and financial reporting processes of the Fund and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of service providers; (b) in accordance with exchange requirements and Rule 32a-4 under the 1940 Act, to oversee the quality and integrity of the Fund’s financial statements and the independent audit thereof; (c) in accordance with exchange requirements and Rule 32a-4 under the 1940 Act, to oversee, or, as appropriate, assist Board oversight of, the Fund’s compliance with legal and regulatory requirements that relate to the Fund’s accounting and financial reporting, internal control over financial reporting and independent audits; (d) to approve prior to appointment the engagement of the Fund’s independent registered public accounting firm and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Fund’s independent registered public accounting firm; and (e) to act as a liaison between the Fund’s independent registered public accounting firm and the full Board. Its members are Martha C. Goss, Howard A. Mileaf, George W. Morriss (Vice Chair), Cornelius T. Ryan (Chair), Tom D. Seip, and Peter P. Trapp. All members are Independent Fund Trustees. During the fiscal year ended March 31, 2009, the Committee met six times.

Contract Review Committee. The Contract Review Committee is responsible for overseeing and guiding the process by which the Independent Fund Trustees annually consider whether to renew the Trust’s principal contractual arrangements and Rule 12b-1 plans. Its members are Faith Colish (Chair), Martha C. Goss, Robert A. Kavesh, Howard A. Mileaf, and Candace L. Straight. All members are Independent Fund Trustees. During the fiscal year ended March 31, 2009, the Committee met three times.

Ethics and Compliance Committee. The Ethics and Compliance Committee generally oversees: (a) the Trust’s program for compliance with Rule 38a-1 and the Trust’s implementation and enforcement of its compliance policies and procedures; (b) the compliance with the Trust’s Code of Ethics, which restricts the personal securities transactions, including transactions in Fund shares, of employees, officers, and trustees; and (c) the activities of the Trust’s Chief Compliance Officer (“CCO”). The Committee shall not assume oversight duties to the extent that such duties have been assigned by the Board expressly to another Committee of the Board (such as oversight of internal controls over financial reporting, which has been assigned to the Audit Committee.) The Committee’s primary function is oversight. Each investment adviser, subadviser, principal underwriter, administrator and transfer agent (collectively, “Service Providers”) is responsible for its own compliance with the federal securities laws and for devising, implementing, maintaining and updating appropriate policies, procedures and codes of ethics to ensure compliance with applicable laws and regulations. The CCO is responsible for administering the Fund’s Compliance Program, including devising and implementing appropriate methods of testing compliance by the Fund and its Service Providers. Its members are John Cannon (Chair), Faith Colish, C. Anne Harvey, Michael M. Knetter, Howard A. Mileaf (Vice Chair) and Edward I. O’Brien. All members are Independent Fund Trustees. During the fiscal year ended March 31, 2009, the Committee met four times. The entire Board will receive at least annually a report on the compliance programs of the Trust and service providers and the required annual reports on the administration of the Code of Ethics and the required annual certifications from the Trust, Neuberger Berman, NB Management and Neuberger Berman Fixed Income.

Executive Committee. The Executive Committee is responsible for acting in an emergency when a quorum of the Board of Trustees is not available; the Committee has all the powers of the Board of Trustees when the Board is not in session to the extent permitted by Delaware law. Its members are John Cannon, Robert Conti, Robert A. Kavesh, Howard A. Mileaf, Tom D. Seip (Chair) and Candace L. Straight. All members except for Mr. Conti are

Independent Fund Trustees. During the fiscal year ended March 31, 2009, the Committee met two times.

Governance and Nominating Committee. The Governance and Nominating Committee is responsible for: (a) considering and evaluating the structure, composition and operation of the Board of Trustees and each committee thereof, including the operation of the annual self-evaluation by the Board; (b) evaluating and nominating individuals to serve as Fund Trustees including as Independent Fund Trustees, as members of committees, as Chair of the Board and as officers of the Trust; and (c) considering and making recommendations relating to the compensation of Independent Fund Trustees and of those officers as to whom the Board is charged with approving compensation. Its members are C. Anne Harvey (Chair), Robert A. Kavesh, Michael M. Knetter (Vice Chair), Howard A. Mileaf, and Tom D. Seip. All members are Independent Fund Trustees. The Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of Claudia A. Brandon, Secretary, Neuberger Berman Institutional Liquidity Funds, 605 Third Avenue, 2nd Floor, New York, NY, 10158-0180. During the fiscal year ended March 31, 2009, the Committee met one time.

Investment Performance Committee. The Investment Performance Committee is responsible for overseeing and guiding the process by which the Board reviews Fund performance. Its members are Martha C. Goss, Robert A. Kavesh, Edward I. O’Brien, Jack L. Rivkin (Vice Chair), Cornelius T. Ryan and Peter P. Trapp (Chair). All members except for Mr. Rivkin are Independent Fund Trustees. During the fiscal year ended March 31, 2009, the Committee met two times.

Portfolio Transactions and Pricing Committee. The Portfolio Transactions and Pricing Committee: (a) generally monitors the operation of policies and procedures reasonably designed to ensure that each portfolio holding is valued in an appropriate and timely manner, reflecting information known to the manager about current market conditions (“Pricing Procedures”); (b) considers and evaluates, and recommends to the Board when the Committee deems it appropriate, amendments to the Pricing Procedures proposed by management, counsel, the auditors and others; (c) from time to time, as required or permitted by the Pricing Procedures, establishes or ratifies a method of determining the fair value of portfolio securities for which market pricing is not readily available; (d) generally oversees the program by which the manager seeks to monitor and improve the quality of execution for portfolio transactions; and (e) generally oversees the adequacy and fairness of the arrangements for securities lending; in each case with special emphasis on any situations in which the Fund deals with the manager or any affiliate of the manager as principal or agent. Its members are Faith Colish (Vice Chair), George W. Morriss, Jack L. Rivkin, Cornelius T. Ryan and Candace L. Straight (Chair). All members except for Mr. Rivkin are Independent Fund Trustees. During the fiscal year ended March 31, 2009, the Committee met three times.

The Trust’s Trust Instrument provides that the Trust will indemnify its Fund Trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or Fund Trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

Officers and Fund Trustees who are interested persons of the Trust, as defined in the 1940 Act, receive no salary or fees from the Trust. Prior to January 1, 2008, for serving as a trustee of the fund family, each Independent Fund Trustee received an annual retainer of $60,000, paid quarterly, and a fee of $7,500 for each of the six regularly scheduled meetings he or she attended in-person or by telephone. For any additional special in-person meeting of the Board, the Independent Fund Trustees determined whether a fee was warranted, provided, however, that no fee was normally authorized for any special meeting attended by telephone. To compensate for the additional time commitment, the Chair of the Board’s Audit Committee received $5,000 per year and each member of the Audit Committee, including the Chair, received $1,000 for each Audit Committee meeting he or she attended in-person or by telephone. No additional compensation was provided for service on any other Board committee. The Lead Independent Trustee received an additional $20,000 per year.

Effective January 1, 2008, the compensation of each Independent Fund Trustee has been restructured. For serving as a trustee of the funds in the fund family, each Independent Fund Trustee and each Interested Trustee who is not an employee of NB Management receives an annual retainer of $90,000, paid quarterly, and a fee of $10,000 for each of the six regularly scheduled meetings he or she attends in-person or by telephone. For any additional special in-person or telephonic meeting of the Board, the Governance and Nominating Committee Chair will determine whether a fee is warranted. To compensate for the additional time commitment, the Chair of each Committee receives $10,000 per year. No additional compensation is provided for service on a Board committee. The Chair who is also an Independent Fund Trustee receives an additional $35,000 per year.

The funds in the fund family reimburse Independent Fund Trustees for their travel and other out-of-pocket expenses related to attendance at Board meetings. The Independent Fund Trustee compensation is allocated to each fund in the fund family based on a method the Board of Trustees finds reasonable.

The following table sets forth information concerning the compensation of the Fund Trustees. The Trust does not have any retirement plan for the Fund Trustees.

TABLE OF COMPENSATION
FOR FISCAL YEAR ENDED 03/31/09

Name and Position with the Trust	Aggregate Compensation from the Trust	Total Compensation for Fund Trustees from Investment Companies in the Fund Complex
Independent Fund Trustees
John Cannon Trustee	$3,187	$160,000
Faith Colish Trustee	$3,187	$160,000
Martha C. Goss Trustee	$2,988	$150,000
C. Anne Harvey Trustee	$3,187	$160,000
Robert A. Kavesh Trustee	$2,988	$150,000
Michael M. Knetter Trustee	$2,988	$150,000
Howard A. Mileaf Trustee	$2,988	$150,000
George W. Morriss Trustee	$3,187	$160,000
Edward I. O’Brien Trustee	$2,988	$150,000
Cornelius T. Ryan Trustee	$3,187	$160,000
Tom D. Seip Trustee	$3,687	$185,000
Candace L. Straight Trustee	$3,187	$160,000
Peter P. Trapp Trustee	$3,387	$170,000
Fund Trustees who are “Interested Persons”
Joseph V. Amato Trustee*	$0	$0
Robert Conti Chief Executive Officer and Trustee*	$0	$0

Name and Position with the Trust	Aggregate Compensation from the Trust	Total Compensation for Fund Trustees from Investment Companies in the Fund Complex
Jack L. Rivkin President and Trustee	$2,050	$104,049

* Mr. Conti became a Fund Trustee in December 2008 and Mr. Amato became a Fund Trustee in March 2009.

On June 30, 2009, the Fund Trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of the Fund.

Ownership of Securities

Set forth below is the dollar range of securities owned by the Fund Trustees as of December 31, 2008.*

Treasury Fund
Independent Fund Trustees
John Cannon	A
Faith Colish	A
Martha C. Goss	A
C. Anne Harvey	A
Robert A. Kavesh	A
Michael M. Knetter	A
Howard A. Mileaf	A
George W. Morriss	A
Edward I. O’Brien	A
Cornelius T. Ryan	A
Tom D. Seip	A
Candace L. Straight	A
Peter P. Trapp	A
Fund Trustees who are “Interested Persons”
Joseph V. Amato	E
Robert Conti	A
Jack L. Rivkin	A

*Valuation as of December 31, 2008.
A = None B = $1-$10,000 C = $10,001 - $50,000     D = $50,001-$100,000 E = over $100,000

The following table shows the aggregate dollar range that each Fund Trustee held in all the funds in the fund family as of December 31, 2008.

Name of Fund Trustee	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Fund Trustee in Family of Investment Companies*
Independent Fund Trustees
John Cannon	E
Faith Colish	E
Martha C. Goss	C
C. Anne Harvey	D
Robert A. Kavesh	E
Michael M. Knetter	D
Howard A. Mileaf	E
George W. Morriss	D
Edward I. O’Brien	E
Cornelius T. Ryan	E
Tom D. Seip	E
Candace L. Straight	E
Peter P. Trapp	E
Fund Trustees who are “Interested Persons”
Joseph V. Amato	E
Robert Conti	E
Jack L. Rivkin	C

* Valuation as of December 31, 2008.

A = None B = $1-$10,000 C = $10,001 - $50,000     D = $50,001-$100,000 E = over $100,000

Independent Fund Trustees Ownership of Securities

No Independent Fund Trustee (including his/her immediate family members) owns any securities (not including shares of registered investment companies) in any Neuberger Berman entity.

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

Investment Manager and Administrator

NB Management serves as the investment manager to the Fund pursuant to a management agreement with the Trust, on behalf of the Fund (the “Management Agreement”). Prior to December 15, 2008, because the Fund’s net investable assets were invested in its corresponding Master Series, the Fund did not need an investment manager. Instead, Institutional Liquidity Trust, on behalf of the Master Series, was party to a management agreement with NB Management.

The Management Agreement provides, in substance, that NB Management will make and implement investment decisions for the Fund in its discretion and will continuously develop an investment program for the Fund’s assets. The Management Agreement permits NB Management to effect securities transactions on behalf of the Fund through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Fund, although NB Management has no current plans to pay a material amount of such compensation.

NB Management provides to the Fund, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the Fund Trustees, officers and employees of the Trust who are officers, directors, or employees of NB Management. Seven persons who are directors and/or officers of NB Management presently serve as Fund Trustees and/or officers of the Trust. See “Trustees and Officers.” The Fund pays NB Management a management fee based on the Fund’s average daily net assets, as described below.

NB Management has sub-contracted certain of its responsibilities under the Management Agreement to Neuberger Berman Fixed Income, which is responsible for the day-to-day investment management of the Fund; NB Management is responsible for overseeing the investment activities of Neuberger Berman Fixed Income with respect to its management of the Fund.

NB Management provides facilities, services, and personnel as well as accounting, record keeping and other services to the Fund pursuant to an administration agreement with the Trust dated May 4, 2009 (the “Administration Agreement”). Under the Administration Agreement, NB Management also provides to the Fund and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Fund’s shareholder servicing agent. NB Management provides the direct shareholder services specified in the Administration Agreement and assists the shareholder servicing agent in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities. NB Management solicits and gathers shareholder proxies, performs services connected with the qualification of the Fund’s shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreement.

The Management Agreement continues until October 31, 2010. The Management Agreement is renewable thereafter from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding interests in the Fund. The Administration Agreement continues with respect to the Fund for a period of two years after the date the Fund became subject thereto. The Administration Agreement is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in that Fund.

The Management Agreement is terminable, without penalty, with respect to the Fund on 60 days’ written notice either by the Trust or by NB Management. The Administration Agreement is terminable, without penalty, with respect to the Fund on 60 days’ written notice either by NB Management or by the Trust. Each Agreement terminates automatically if it is assigned.

Management and Administration Fees

For investment management services the Fund pays NB Management a fee at the annual rate of 0.08% of its average daily net assets.

NB Management provides administrative services to the Fund that include furnishing facilities and personnel for the Fund and performing accounting, recordkeeping, and other services. For such administrative services, the Fund pays NB Management at the annual rate of 0.10% of the Fund’s average daily net assets, plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications subject to the prior approval of an annual budget by the Board of Trustees, including a majority of the Independent Fund Trustees, and periodic reports to the Board of Trustees on actual expenses. With the Fund’s consent NB Management may subcontract to third parties, including investment providers, some of its responsibilities to the Fund under the Administration Agreement and may compensate such third parties, including investment providers, broker-dealers, banks, third-party administrators and other institutions, that provide such services.

The Institutional Class of the Fund accrued management and administration fees of the following amounts (before any reimbursement and/or waiver of the Fund, described below) for the fiscal periods ended March 31, 2009, March 31, 2008 and March 31, 2007:

	Management and Administration Fees Accrued for Fiscal Period Ended March 31
Institutional Class	2009	2008	2007*
Treasury Fund	$4,059,704	$1,878,424	$235,616

* For the period from December 18, 2006 to March 31, 2007.

Expense Limitations

     NB Management has undertaken to forgo current payment of certain fees or provide certain reimbursements of Fund expenses, as described below.

NB Management has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of the Institutional Class of the Fund so that its total operating expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) do not exceed in the aggregate, 0.20% per annum of the Fund’s Institutional Class’ average daily net assets. This contractual undertaking lasts until March 31, 2012.

For the fiscal periods ended March 31, 2009, March 31, 2008 and March 31, 2007, NB Management reimbursed the Institutional Class of the Fund the following amounts of expenses pursuant to the Fund’s contractual arrangement:

Institutional Class	2009	2008	2007*
Treasury Fund	$717,722	$166,607	$188,154

* For the period from December 18, 2006 to March 31, 2007.

The Fund has contractually agreed that its Institutional Class will reimburse NB Management for fees and expenses foregone or reimbursed by NB Management, provided the reimbursements do not cause its total operating expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) to exceed an annual rate of 0.20% of its average daily net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense. For the fiscal periods ended March 31, 2009, March 31, 2008 and March 31, 2007, the Institutional Class of the Fund repaid NB Management the following amounts of expenses that NB Management reimbursed to the Fund:

Institutional Class	2009	2008	2007*
Treasury Fund	$0	$0	$0

* For the period from December 18, 2006 to March 31, 2007.

In addition to the contractual limitation listed above, beginning December 19, 2006, NB Management voluntarily reimbursed the Institutional Class of the Fund an additional 0.10% per annum of its average daily net assets until June 30, 2008, 0.08% until August 4, 2008 and 0.05% thereafter. NB Management may, at its sole discretion, modify or terminate this voluntary commitment without notice to the Fund.

In addition to the contractual and voluntary arrangements listed above, NB Management also voluntarily reimbursed the Institutional Class of the Fund the following amount of its average daily net assets on the dates specified below:

Date	Amount
9/25/08	0.01%
9/30/08	0.12%
10/2/08-10/5/08	0.05%
10/6/08	0.01%
10/8/08	0.07%
10/9/08-10/13/08	0.12%
10/14/08-10/15/08	0.09%
10/16/08-10/19/08	0.08%
12/29/08-12/30/08	0.01%
12/31/08-1/1/09	0.02%
1/7/09	0.01%

For the fiscal periods ended March 31, 2009, March 31, 2008 and March 31, 2007, NB Management reimbursed the Institutional Class of the Fund the following amounts of expenses pursuant to the voluntary arrangements:

Institutional Class	2009	2008	2007*
Treasury Fund	$1,640,682	$1,042,895	$130,518

* For the period from December 18, 2006 to March 31, 2007.

Sub-Adviser

NB Management retains Neuberger Berman Fixed Income, 200 South Wacker Drive, Suite 2100, Chicago, IL 60601, as sub-adviser with respect to the Fund pursuant to a sub-advisory agreement dated May 4, 2009 (“Sub-Advisory Agreement”).

Pursuant to the Sub-Advisory Agreement, NB Management has delegated responsibility for the Fund’s day-to-day management to Neuberger Berman Fixed Income. The Sub-Advisory Agreement provides in substance that Neuberger Berman Fixed Income will make and implement investment decisions for the Fund in its discretion and will continuously develop an investment program for the Fund’s assets. The Sub-Advisory Agreement permits Neuberger Berman Fixed Income to effect securities transactions on behalf of the Fund through associated persons of Neuberger Berman Fixed Income. The Sub-Advisory Agreement also specifically permits Neuberger Berman Fixed Income to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Fund, although Neuberger Berman Fixed Income has no current plans to pay a material amount of such compensation.

The Sub-Advisory Agreement continues with respect to the Fund until October 31, 2010, and is renewable from year to year, subject to approval of their continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to the Fund by the Fund Trustees or a 1940 Act majority vote of the outstanding interests in the Fund, by NB Management, or by Neuberger Berman Fixed Income on not less than 60 days’ prior written notice. The Sub-Advisory Agreement also terminates automatically with respect to the Fund if it is assigned or if the Management Agreement terminates with respect to the Fund.

Investment Companies Managed

The investment decisions concerning the Fund and the other registered investment companies managed by NB Management or Neuberger Berman Fixed Income (collectively, “Other Funds”) have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other Funds differ from the Fund. Even where the investment objectives are similar, however, the methods used by the Other Funds and the Fund to achieve their objectives may differ. The investment results achieved by all of the registered investment companies managed by NB Management or Neuberger Berman Fixed Income have varied from one another in the past and are likely to vary in the future.

There may be occasions when the Fund and one or more of the Other Funds or other accounts managed by NB Management or Neuberger Berman Fixed Income are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to the Fund, in other cases it is believed that the Fund’s ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Fund

Trustees that the desirability of the Fund’s having its advisory arrangements with NB Management and Neuberger Berman Fixed Income outweighs any disadvantages that may result from contemporaneous transactions.

The Fund is subject to certain limitations imposed on all advisory clients of NB Management and Neuberger Berman Fixed Income (including the Fund, the Other Funds, and other managed accounts) and personnel of NB Management and Neuberger Berman Fixed Income and their affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of NB Management and Neuberger Berman Fixed Income that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

Codes of Ethics

The Fund, NB Management and Neuberger Berman Fixed Income have personal securities trading policies that restrict the personal securities transactions of employees, officers and Fund Trustees. Their primary purpose is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management. The Portfolio Managers and other investment personnel who comply with the policies’ preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the funds they advise, but are restricted from trading in close conjunction with their Fund or taking personal advantage of investment opportunities that may belong to the Fund. Text-only versions of the Codes of Ethics can be viewed online or downloaded from the EDGAR Database on the SEC’s internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. In addition, copies of the Codes of Ethics may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC’s Public Reference Section, 100 F Street, N.E., Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.

Management and Control of NB Management and Neuberger Berman Fixed Income

NB Management and Neuberger Berman Fixed Income are wholly owned by Neuberger Berman Group LLC (“NBG”). The directors, officers and/or employees of NB Management who are deemed “control persons,” all of whom have offices at the same address as NB Management, are: Kevin Handwerker, Joseph Amato, and Robert Conti. Mr. Conti and Mr. Amato are Trustees and officers of the Trust. The directors, officers and/or employees of Neuberger Berman Fixed Income who are deemed “control persons,” all of whom have offices at the same address as Neuberger Berman Fixed Income, are: Andrew Johnson and Bradley C. Tank.

Prior to May 4, 2009, the predecessor of NB Management and Neuberger Berman Fixed Income were wholly owned subsidiaries of Lehman Brothers Holdings Inc. (“Lehman Brothers”), a publicly owned holding company. On September 15, 2008, Lehman Brothers filed a voluntary petition under Chapter 11 of the U.S. Bankruptcy Code. On December 3, 2008, NBSH Acquisition, LLC (“NBSH”), an entity organized by key members of Neuberger Berman’s senior management, was selected as the successful bidder in the public auction to acquire a majority interest in Neuberger Berman’s business and the fixed income and certain alternative asset management businesses of Lehman Brothers’ Investment Management Division (together with Neuberger Berman, the “Acquired Businesses”) (the “Acquisition”). On December 22, 2008, the bankruptcy court having jurisdiction over the Lehman Brothers matter approved the sale of the Acquired Businesses to NBSH (or its successor or assign), as the successful bidder.

The Acquisition closed on May 4, 2009, and the Acquired Businesses are now indirectly owned by, among others, portfolio managers, Neuberger Berman’s management team, and certain key members and senior professionals who are employed throughout the Neuberger Berman complex of companies, with a minority interest retained by Lehman Brothers and certain affiliates of Lehman Brothers

These events have not had a material impact on the Funds or their operations. NB Management and Neuberger Berman Fixed Income continue to operate in the ordinary course of business as the investment manager and sub-adviser of the Funds.

DISTRIBUTION ARRANGEMENTS

The Fund offers one class of shares, known as Institutional Class.

Distributor

NB Management serves as the distributor (“Distributor”) in connection with the offering of the Fund’s shares. Institutional Class shares are offered on a no-load basis.

In connection with the sale of its shares, the Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Fund’s “principal underwriter” within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of the Fund’s Institutional Class shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares.

For the Fund’s shares, the Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Fund, through use of its shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Fund’s shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer the Fund’s shareholders any investment products or services other than those managed or distributed by NB Management, Neuberger Berman or Neuberger Berman Fixed Income.

The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution Agreement with respect to the Institutional Class of the Fund (“Distribution Agreement”). The Distribution Agreement continues until October 31, 2010. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund’s outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will terminate automatically on its assignment, in the same manner as the Management Agreement.

Revenue Sharing

NB Management and/or its affiliates may pay additional compensation and/or provide incentives (out of their own resources and not as an expense of the Fund) to certain brokers, dealers, or other financial intermediaries (“Financial Intermediaries”) in connection with the sale, distribution, retention and/or servicing of Fund shares (“revenue sharing payments”).

Such payments are intended to provide additional compensation to Financial Intermediaries for various services, including without limitation, participating in joint advertising with a Financial Intermediary, granting NB Management personnel reasonable access to a Financial Intermediary’s financial advisers and consultants, and allowing NB Management personnel to attend conferences. NB Management and its affiliates may make other payments or allow other promotional incentives to Financial Intermediaries to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations.

In addition, NB Management may pay for: placing the Fund on the Financial Intermediary’s sales system, preferred or recommended fund list, providing periodic and ongoing education and training of Financial Intermediary personnel regarding the Fund; disseminating to Financial Intermediary personnel information and product marketing materials regarding the Fund; explaining to clients the features and characteristics of the Fund; conducting due diligence regarding the Fund; providing reasonable access to sales meetings, sales representatives and management representatives of a Financial Intermediary; and furnishing marketing support and other services. Additional compensation also may include non-cash compensation, financial assistance to Financial Intermediaries in connection with conferences, seminars for the public and advertising campaigns, technical and systems support and reimbursement of ticket charges (fees that a Financial Intermediary charges its representatives for effecting transactions in Fund shares) and other similar charges.

The level of revenue sharing payments made to Financial Intermediaries may be a fixed fee or based upon one or more of the following factors: reputation in the industry, ability to attract and retain assets, target markets, customer relationships, quality of service, gross sales, current assets and/or number of accounts of the Fund attributable to the Financial Intermediary, the Fund, the fund type or other measures as agreed to by NB Management and/or their affiliates and the Financial Intermediaries or any combination thereof. The amount of these payments is determined at the discretion of NB Management and/or its affiliates from time to time, may be substantial, and may be different for different Financial Intermediaries based on, for example, the nature of the services provided by the Financial Intermediary.

Receipt of, or the prospect of receiving, this additional compensation, may influence a Financial Intermediary’s recommendation of the Fund or of any particular share class of the Fund. These payment arrangements, however, will not change the price that an investor pays for Fund shares or the amount that the Fund receives to invest on behalf of an investor and will not increase Fund expenses. You should review your Financial Intermediary’s compensation disclosure and/or talk to your Financial Intermediary to obtain more information on how this compensation may have influenced your Financial Intermediary’s recommendation of the Fund.

In addition to the compensation described above, the Fund and/or NB Management may pay fees to Financial Intermediaries and their affiliated persons for maintaining Fund share balances and/or for subaccounting, administrative or transaction processing services related to the maintenance of accounts for retirement and benefit plans and other omnibus accounts (“subaccounting fees”). Such subaccounting fees paid by the Fund may differ depending on the Fund and are designed to be equal to or less than the fees the Fund would pay to their transfer agent for similar services. Because some subaccounting fees are directly related to the number of accounts and assets for which a Financial Intermediary provides services, these fees will increase with the success of the Financial Intermediary’s sales activities.

NB Management and its affiliates are motivated to make the payments described above since they promote the sale of Fund shares and the retention of those investments by clients of Financial Intermediaries. To the extent Financial Intermediaries sell more shares of the Fund or retain shares of the Fund in their clients’ accounts, NB Management and/or its affiliates benefit from the incremental management and other fees paid to NB Management and/or its affiliates by the Fund with respect to those assets.

ADDITIONAL PURCHASE INFORMATION

Share Prices and Net Asset Value

The Fund’s shares are bought or sold at a price that is the Fund’s NAV per share. The NAV for the Institutional Class of the Fund is calculated by subtracting total liabilities of that class from total assets attributable to that class. The Institutional Class of the Fund’s per share NAV is calculated by dividing its NAV by the number of the Fund’s Institutional Class shares outstanding attributable to that class and rounding the result to the nearest full cent.

The Fund tries to maintain a stable NAV of $1.00 per share. The Fund values securities at their cost at the time of purchase and assumes a constant amortization to maturity of any discount or premium. The Fund calculates its NAV at 5:00 p.m., Eastern time, on each day the New York Stock Exchange (“NYSE”) and the Federal Reserve Wire System (“Federal Reserve”) are open (“Business Day”).

Financial Intermediaries

The Fund has authorized one or more Financial Intermediaries to receive purchase and redemption orders on their behalf. Such Financial Intermediaries are authorized to designate other administrative intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase and redemption order when a Financial Intermediary or its designee receives the order. Purchase and redemption orders will be priced at the next share price to be calculated after the order has been “accepted” as defined in the Fund’s Prospectus.

VALUATION OF PORTFOLIO SECURITIES

The Fund relies on Rule 2a-7 to use the amortized cost method of valuation to enable the Fund to stabilize the purchase and redemption price of its shares at $1.00 per share. This method involves valuing portfolio securities at their cost at the time of purchase and thereafter assuming a constant amortization (or accretion) to maturity of any premium (or discount), regardless of the impact of interest rate fluctuations on the market value of the securities. Although the Fund’s reliance on Rule 2a-7 and use of the amortized cost valuation method should enable the Fund, under most conditions, to maintain a stable $1.00 share price, there can be no assurance they will be able to do so. An investment in the Fund, as in any mutual fund, is neither insured nor guaranteed by the U.S. Government.

ADDITIONAL REDEMPTION INFORMATION

Suspension of Redemptions

The right to redeem Fund shares may be suspended or payment of the redemption price postponed as permitted pursuant to Section 22(e). Generally, under that section, redemption requests or payments may be postponed or suspended if the NYSE is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by the Fund or the fair determination of the value of the Fund’s net assets not reasonably practicable, or the SEC, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve. In addition, when the NYSE, bond market or Federal Reserve closes early, payments with respect to redemption requests received subsequent to the close will be made the next Business Day. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first Business Day after termination of the suspension.

The Fund prices its shares at 5:00 p.m., Eastern time, on each Business Day. When the NYSE, bond market or Federal Reserve Wire System closes early, payments with respect to redemption requests received subsequent to the recommended close will be made the next Business Day.

Redemptions in Kind

The Fund reserves the right, to honor any request for redemption by making payment in whole or in part in securities valued as described in “Share Prices and Net Asset Value” above. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Fund does not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of the Fund’s shareholders as a whole.

DIVIDENDS AND OTHER DISTRIBUTIONS

The Fund distributes to its shareholders substantially all of its net investment income it earns, after deducting its expenses, and any net capital gains it realizes. The Fund’s net investment income, for financial accounting purposes, consists of all income accrued on portfolio assets less accrued expenses but does not include capital gains and losses. Net gains and losses of the Fund, if any, are reflected in its NAV until distributed.

The Fund normally calculates its net investment income and NAV per share as of 5:00 p.m., Eastern time, on each Business Day.

Income dividends are declared daily at approximately 4:00 p.m., Eastern time, on each Business Day; dividends declared for each month are paid on the last Business Day of the month. Fund shares begin earning income dividends on the Business Day on which the proceeds of the purchase order are converted to “federal funds” and continue to earn dividends through the Business Day before they are redeemed. Distributions of net realized capital gains, if any, normally are paid once annually, in December.

The Fund’s income dividends are normally based on its estimated daily net income. To the extent the Fund’s actual income available to be paid on a given day differs from the estimated amount paid on that day, adjustments are made to future days’ income dividends. Thus, an investor in the Fund on a given day will receive that day’s estimated dividend adjusted to account for all or a portion of any variance between the estimated income and the actual income from prior days. During periods of unusual market activity, the Fund’s income dividends may be based on actual income rather than estimated daily net income.

The Fund’s dividends and other distributions are automatically reinvested in additional shares of the Fund, unless the shareholder elects to receive them in cash (“cash election”). Shareholders may make a cash election on the account application or at a later date by writing to State Street Bank and Trust Company (“State Street”), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid by check or through an electronic transfer to a bank account or used to purchase shares of a fund in the fund family, designated in the shareholder’s account application. To the extent dividends and other distributions are subject to federal, state or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in additional Fund shares.

A shareholder’s cash election with respect to the Fund remains in effect until the shareholder notifies State Street in writing to discontinue the election. If it is determined, however, that the U.S. Postal Service cannot properly deliver the Fund’s mailings to a shareholder for 180 days, the Fund will terminate the shareholder’s cash election. Thereafter, the shareholder’s dividends and other distributions will automatically be reinvested in additional Fund shares until the shareholder requests in writing to State Street or the Fund that the cash election be reinstated.

Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the Fund at its NAV per share on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.

ADDITIONAL TAX INFORMATION

Taxation of the Fund

To continue to qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (“Code”), the Fund (which is treated as a separate corporation for federal tax purposes) must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and the excess of net short-term capital gain over net long-term capital loss (“short-term gain”), all determined without regard to any deduction for dividends paid) (“Distribution Requirement”) and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities; and (2) at the close of each quarter of the Fund’s taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than Government securities or securities of other RICs) of any one issuer.

By qualifying for treatment as a RIC, the Fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income that it distributes to its shareholders. If the Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year, without being able to deduct the distributions it makes to its shareholders, and the shareholders would treat all those distributions as dividends to the extent of the Fund’s earnings and profits. Those dividends would be taxable as ordinary income, except that, for individual shareholders, the part thereof that is “qualified dividend income” would be taxable for federal tax purposes at the rate for net capital gain (a maximum of 15%). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

The Fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts. The Fund intends to make sufficient distributions for each calendar year to avoid liability for the Excise Tax.

Taxation of the Fund’s Shareholders

Federal Taxation. The Fund is required to withhold 28% of all dividends otherwise payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number or who are subject to backup withholding for any other reason.

The dividends and other distributions the Fund pays to a non-resident alien individual or foreign corporation (i.e., a non-U.S. person), other than dividends paid to such a shareholder whose ownership of shares is effectively connected with a U.S. trade or business the shareholder carries on, generally are subject to a 30% (or lower treaty rate) federal withholding tax (“withholding tax”). Fund distributions, however, that are (1) made to a beneficial owner of the Fund’s shares that certifies that it is a non-U.S. person, with certain exceptions, (2) attributable to the Fund’s “qualified net interest income” (i.e., “qualified interest income,” which generally consists of certain OID, interest on obligations “in registered form,” and interest on deposits, less allocable deductions) and/or short-term gain (computed with certain adjustments), if any, (3) properly designated by the Fund, and (4) with respect to a taxable year beginning before January 1, 2010, are exempt from withholding tax.

As described in “Maintaining Your Account” in the Prospectus, the Fund may close a shareholder’s account with it and redeem the remaining shares if the account balance falls below the specified minimum and the shareholder fails to re-establish the minimum balance after being given the opportunity to do so. If an account that is closed pursuant to the foregoing was maintained for an individual retirement account (including a Roth IRA) or a qualified retirement plan (including a simplified employee pension plan, savings incentive match plan for employees, Keogh plan, corporate profit-sharing or money purchase pension plan, Code section 401(k) plan, and Code section 403(b)(7) account), the Fund’s payment of the redemption proceeds may result in adverse tax consequences for the accountholder. Shareholders should consult their tax advisers regarding any such consequences.

State and Local Taxation. Shareholders’ treatment of dividends from the Fund under state and local income tax laws may differ from the treatment thereof under the Code. Investors should consult their tax advisers concerning state and local taxation of Fund distributions.

PORTFOLIO TRANSACTIONS

Purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis. The Fund typically does not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.

In effecting securities transactions, the Fund generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. Affiliates of NB Management may act as a broker for the Fund where such a broker is able to obtain a price and execution at least as favorable as other qualified brokers (“Affiliated Brokers”). To the Fund’s knowledge, no affiliate of the Fund receives give-ups or reciprocal business in connection with its securities transactions.

During the fiscal year ended March 31, 2009, the Fund did not acquire any securities of its “regular brokers or dealers.”

The Fund may, from time to time, loan portfolio securities to Neuberger Berman and to other affiliated broker-dealers (“Affiliated Borrowers”) in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from the provisions of the 1940 Act that would otherwise prohibit these transactions, subject to certain conditions. In accordance with the order, securities loans made by the Fund to Affiliated Borrowers are fully secured by cash collateral. Each loan to an Affiliated Borrower by the Fund will be made on terms at least as favorable to the Fund as comparable loans to unaffiliated borrowers, and no loans will be made to an Affiliated Borrower unless the Affiliated Borrower represents that the terms are at least as favorable to the Fund as those it provides to unaffiliated lenders in comparable transactions. All affiliated loans will be made with spreads that are not lower than those provided for in a schedule of spreads established by the Independent Fund Trustees. The schedule of spreads will set the lowest spread that can apply with respect to a loan and will permit the spread for each individual loan to be adjusted to cover costs and realize net income for the Fund. All transactions with Affiliated Borrowers will be reviewed periodically by officers of the Trust and reported to the Board of Trustees.

The use of an Affiliated Broker as a broker for the Fund is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. Before an Affiliated Broker is used, the Trust and NB Management expressly authorize the Affiliated Broker to retain such compensation, and the Affiliate Broker would have to agree to comply with the reporting requirements of Section 11(a).

Under the 1940 Act, commissions paid by the Fund to an Affiliated Broker in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker’s commission. Accordingly, it is the Fund’s policy that the commissions paid an Affiliated Broker must be (1) at least as favorable as commissions contemporaneously charged by the Affiliated Broker on comparable transactions for its most favored unaffiliated customers, except for accounts for which the Affiliated Broker acts as a clearing broker for another brokerage firm and customers of the Affiliated Broker considered by a majority of the Independent Fund Trustees not to be comparable to the Fund and (2) at least as favorable as those charged by other brokers having comparable execution capability in Neuberger Berman Fixed Income’s judgment. The Fund does not deem it practicable and in its best interests to solicit competitive bids for commissions on each transaction effected by an Affiliated Broker. However, consideration regularly will be given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits an Affiliated Broker from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, the Fund unless an appropriate exemption is available.

A committee of Independent Fund Trustees from time to time will review, among other things, information relating to the commissions charged by an Affiliated Broker to the Fund and to their other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which an Affiliated Broker determines that the commissions paid to the Affiliated Broker by the

Fund are fair and reasonable must be reviewed and approved no less often than annually by a majority of the Independent Fund Trustees.

To ensure that accounts of all investment clients, including the Fund, are treated fairly in the event that an Affiliated Broker receives transaction instructions regarding the same security for more than one investment account at or about the same time, the Affiliated Broker may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price when orders are combined.

Under policies adopted by the Board of Trustees, an Affiliated Broker may enter into agency cross-trades on behalf of the Fund. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, the Affiliated Broker would receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with the Fund cannot be an account over which the Affiliated Broker exercises investment discretion. A member of the Board of Trustees who will not be affiliated with the Affiliated Broker will review information about each agency cross-trade that the Fund participates in.

Portfolio Holdings Disclosure Policy

The Fund prohibits the disclosure of information about their portfolio holdings, before such information is publicly disclosed, to any outside parties, including individual investors, institutional investors, intermediaries, third party service providers to NB Management or the Fund, rating and ranking organizations, and affiliated persons of the Fund or NB Management (the “Potential Recipients”) unless such disclosure is consistent with the Fund’s legitimate business purposes and is in the best interests of its shareholders (the “Best Interests Standard”).

NB Management and the Fund have determined that the only categories of Potential Recipients that meet the Best Interests Standard are certain mutual fund rating and ranking organizations and third party service providers to NB Management or the Fund with a specific business reason to know the portfolio holdings of the Fund (e.g., securities lending agents) (the “Allowable Recipients”). As such, certain procedures must be adhered to before the Allowable Recipients may receive the portfolio holdings prior to their being made public. Allowable Recipients that get approved for receipt of the portfolio holdings are known as “Approved Recipients.” The President or a Senior Vice President of NB Management may determine to expand the categories of Allowable Recipients only if he or she first determines that the Best Interests Standard has been met (e.g., for disclosure to a newly hired investment adviser or sub-adviser to the Fund prior to commencing its duties), and only with the written concurrence of NB Management’s legal and compliance department.

Portfolio Holdings Disclosure Procedures

Disclosure of portfolio holdings may be requested only by an officer of NB Management or the Fund by completing a holdings disclosure form. The completed form must be submitted to the President or a Senior Vice President of NB Management (who may not be the officer submitting the request) for review and approval. If the Proposed Recipient is an affiliated person of the Fund or NB Management, the reviewer must ensure that the disclosure is in the best interests of Fund shareholders and that no conflict of interest exists between the shareholders and the Fund or NB Management. Following this approval, the form is submitted to NB Management’s legal and compliance department or to the Chief Compliance Officer of NB Management for review, approval and processing.

Neither the Fund, NB Management nor any affiliate of either may receive any compensation or consideration for the disclosure of portfolio holdings, although usual and customary compensation may be paid in connection with a service delivered, such as securities lending. Each Allowable Recipient must sign a non-disclosure agreement before they may become an Approved Recipient. Pursuant to a duty of confidentiality set forth in the non-disclosure agreement, Allowable Recipients are (1) required to keep all portfolio holdings information confidential and (2) prohibited from trading based on such information. In consultation with the Fund’s Chief Compliance Officer, the Board of Trustees reviews the Fund’s portfolio holdings disclosure policy and procedures annually to determine their effectiveness and to adopt changes as necessary.

Pursuant to Codes of Ethics adopted by the Fund, NB Management and Neuberger Berman Fixed Income (“Codes of Ethics”), Investment Personnel, Access Persons and employees of each are prohibited from revealing information relating to current or anticipated investment intentions, portfolio holdings, portfolio transactions or activities of the Fund except to persons whose responsibilities are determined to require knowledge of the information in accordance with procedures established by the Legal and Compliance Department in the best interests of the Fund’s shareholders. The Codes of Ethics also prohibit any person associated with the Fund, NB Management or Neuberger Berman Fixed Income, in connection with the purchase or sale, directly or indirectly, by such person of a security held or to be acquired by the Fund from engaging in any transaction in a security while in possession of material nonpublic information regarding the security or the issuer of the security.

Portfolio Holdings Approved Recipients

The Fund currently has ongoing arrangements to disclose portfolio holdings information prior to their being made public with the following Approved Recipients:

State Street Bank and Trust Company (“State Street”). The Fund has selected State Street as custodian for its securities and cash. Pursuant to a custodian contract, the Fund employs State Street as the custodian of its assets. As custodian, State Street creates and maintains all records relating to the Fund’s activities and supplies the Fund with a daily tabulation of the securities it owns and that are held by State Street. Pursuant to such contract, State Street agrees that all books, records, information and data pertaining to the business of the Fund which are exchanged or received pursuant to the contract shall remain confidential, shall not be voluntarily disclosed to any other person, except as may be required by law, and shall not be used by State Street for any purpose not directly related to the business of the Fund, except with the Fund’s written consent. State Street receives reasonable compensation for its services and expenses as custodian.

Securities Lending Agent. The Fund may enter into a securities lending agency agreement with eSecLending under which eSecLending provides securities loans to principal borrowers arranged through a bidding process managed by eSecLending. Those principal borrowers may receive the Fund’s portfolio holdings daily. Each such principal borrower that receives such information is or will be subject to an agreement, that all financial, statistical, personal, technical and other data and information related to the Fund’s operations that is designated by the Fund as confidential will be protected from unauthorized use and disclosure by the principal borrower. The Fund, if it participates in the agreement, would pay eSecLending a fee for agency and/or administrative services related to its role as lending agent. The Fund also would pay the principal borrowers a fee with respect to the cash collateral that it receives and retains the income earned on reinvestment of that cash collateral.

Other Third-Party Service Providers to the Fund. The Fund may also disclose portfolio holdings information prior to their being made public to its independent registered public accounting firm, legal counsel, financial printers, proxy voting firms and other third-party service providers to the Fund who require access to this information to fulfill their duties to the Fund.

In addition, the Fund may disclose portfolio holdings information to third parties that calculate information derived from holdings for use by NB Management and/or Neuberger Berman Fixed Income. Currently, the Fund provides its complete portfolio holdings to FactSet Research Systems Inc. (“FactSet”) each day for this purpose. FactSet receives reasonable compensation for its services.

In all cases the third-party service provider receiving the information has agreed in writing (or is otherwise required by professional and/or written confidentiality requirements or fiduciary duty) to keep the information confidential, to use it only for the agreed-upon purpose(s) and not to trade securities on the basis of such information.

Rating, Ranking and Research Agencies. The Fund sends its complete portfolio holdings information to the following rating, ranking and research agencies for the purpose of having such agency develop a rating, ranking or specific research product for the Fund. The Fund provides its complete portfolio holdings to: Vestek each day; Fitch Inc. each week; and Lipper, a Reuters company on the second business day of each month. The Fund also provides its complete month-end portfolio holdings to Data Communiqué International (“DCI”), a company that provides automated data publishing, printing, and distribution technologies to financial services companies, on the first business day of each following month so that DCI can create a list of the Fund’s top 10 holdings. No compensation is received by the Fund, NB Management, Neuberger Berman Fixed Income or any other person in connection with the disclosure of this information. NB Management either has or expects to enter shortly into a written confidentiality agreement, with each rating, ranking or research agency in which the agency agrees or will agree to keep the

Fund’s portfolio holdings confidential and to use such information only in connection with developing a rating, ranking or research product for the Fund.

Expense Offset Arrangement

     The Fund (and the Master Series prior to December 15, 2008) also has an expense offset arrangement in connection with its custodian contract. For the fiscal year ended March 31, 2009, the impact of this arrangement was a reduction of expenses as follows:

Fund	Amount of Reduction of Expenses
Treasury Fund	$114,175

Proxy Voting

The Board has delegated to NB Management the responsibility to vote proxies related to the securities of their respective investment advisory clients. Under this authority, NB Management is required by the Board to vote proxies related to portfolio securities in the best interests of the Fund, and the Fund’s shareholders. The Board permits NB Management to contract with a third party to obtain proxy voting and related services, including research of current issues.

NB Management has implemented written Proxy Voting Policies and Procedures (“Proxy Voting Policy”) that are designed to reasonably ensure that NB Management votes proxies prudently and in the best interest of the advisory clients for whom NB Management has voting authority, including the Fund. The Proxy Voting Policy also describes how NB Management addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

NB Management’s Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, NB Management utilizes Glass, Lewis & Co. (“Glass Lewis”) to vote proxies in accordance with NB Management’s voting guidelines.

NB Management’s guidelines adopt the voting recommendations of Glass Lewis. NB Management retains final authority and fiduciary responsibility for proxy voting for their respective investment advisory clients. NB Management believes that this process is reasonably designed to address material conflicts of interest that may arise between NB Management and a client as to how proxies are voted.

In the event that an investment professional at NB Management believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with the proxy voting guidelines or in a manner inconsistent with Glass Lewis recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between NB Management and the client with respect to the voting of the proxy in that manner.

If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between NB Management and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case Glass Lewis shall vote such proxy in accordance with the proxy voting guidelines or as Glass Lewis recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

Information regarding how the Master Series, in which each Fund invested in prior to December 15, 2008, voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 1-800-877-9700 (toll-free) or visiting www.nb.com or the website of the SEC, www.sec.gov.

REPORTS TO SHAREHOLDERS

Shareholders of the Fund will receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent registered public accounting firms for the Fund. The Fund’s statements show the investments owned by it and the market values thereof and provide other information about the Fund and its operations.

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

The Fund

The Fund is a separate ongoing series of the Trust, a Delaware statutory trust organized pursuant to an amended and restated Trust Instrument dated as of April 1, 2009. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has one separate operating series (the Fund). The Fund Trustees may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

On September 26, 2008, Neuberger Berman Treasury Fund changed its name from Treasury Portfolio.

Prior to December 15, 2008, Neuberger Berman Treasury Fund was organized as a feeder fund in a master-feeder structure rather than in a single-tier, multiple class structure.

Description of Shares. The Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of the Fund represent equal proportionate interests in the assets of the Fund only and have identical voting, dividend, redemption, liquidation, and other rights except that expenses allocated to a Class may be borne solely by such Class as determined by the Fund Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

Shareholder Meetings. The Fund Trustees do not intend to hold annual meetings of shareholders of the Fund. The Fund Trustees will call special meetings of shareholders of the Fund or a Class only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of the Fund or a Class entitled to vote at the meeting.

Certain Provisions of Trust Instrument. Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of the Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a Delaware corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or the Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively, merely on the basis of being a shareholder.

Other. For Fund shares that can be bought, owned and sold through an intermediary, a client of an intermediary may be unable to purchase additional shares and/or may be required to redeem shares (and possibly incur a tax liability) if the client no longer has a relationship with the intermediary or if the intermediary no longer has a contract with NB Management to perform services. Depending on the policies of the intermediary involved, an investor may be able to transfer an account from one intermediary to another.

CUSTODIAN AND TRANSFER AGENT

The Fund has selected State Street, 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. State Street also serves as the Fund’s transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center. All correspondence should be mailed to Neuberger Berman Institutional Liquidity Funds, c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS

Neuberger Berman Treasury Fund has selected Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA, 19103, as the independent registered public accounting firm that will audit its financial statements.

LEGAL COUNSEL

The Trust has selected K&L Gates LLP, 1601 K Street, N.W., Washington, D.C. 20006-1600, as its legal counsel.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of June 30, 2009, the following are all of the beneficial and record owners of more than five percent of the Institutional Class of the Fund. Except where indicated with an asterisk, the owners listed are record owners. These entities hold these shares of record for the accounts of certain of their clients and have informed the Fund of its policy to maintain the confidentiality of holdings in their client accounts, unless disclosure is expressly required by law.

Fund	Name & Address	Percent Owned
Neuberger Berman Treasury Fund Institutional Class	Ridge Clearing and Outsourcing 2 Journal Sq. Plaza Jersey City, NJ 07306	77.00%

	Barclays Capital Inc. 70 Hudson Street, 7th Floor Jersey City, NJ 07302-4585	7.88%

	Lehman Brothers Q Master Fund Ltd. 399 Park Avenue, 5th Floor New York, NY 10022-4617	6.07%

REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust’s registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC’s offices in Washington, D.C. The SEC maintains a website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Fund.

Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to a contract or other document a copy of which is filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

FINANCIAL STATEMENTS

The following financial statements and related documents are incorporated herein by reference from the Fund’s Annual Report to shareholders for the fiscal year ended March 31, 2009:

The audited financial statements of Neuberger Berman Treasury Fund (formerly, Treasury Portfolio), notes thereto, and the reports of Tait, Weller & Baker LLP, independent registered public accounting firm, with respect to such audited financial statements.

Appendix A

RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

S&P corporate bond ratings:

AAA - An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA - An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A - An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB - An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C - Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

CI - The rating CI is reserved for income bonds on which no interest is being paid.

D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

Moody’s corporate bond ratings:

Aaa - Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa - Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A - Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa - Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba - Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B - Obligations rated B are considered speculative and are subject to high credit risk.

Caa - Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca - Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C - Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Modifiers - Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Fitch, Inc. corporate bond ratings:

The following descriptions of Fitch’s long-term debt ratings have been published by Fitch’s IBCA Investors Service.

AAA – Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA - Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A - High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB - Good credit quality. ‘BBB’ ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

BB - Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B - Highly speculative. For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment. For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of ‘RR1’ (outstanding).

CCC - For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions. For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘RR2’ (superior), or ‘RR3’ (good) or ‘RR4’ (average).

CC - For issuers and performing obligations, default of some kind appears probable. For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of ‘RR4’ (average) or ‘RR5’ (below average).

C - For issuers and performing obligations, default is imminent. For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘RR6’ (poor).

D - Indicates an entity that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

(1) Failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;

(2) The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor;

(3) The distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Plus (+) or Minus (-) - The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ rating category, or to categories below ‘CCC’. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

DBRS corporate bond ratings:

The following descriptions of DBRS short-term debt ratings have been published by Dominion Bond Rating Service.

AAA - Long-term debt rated AAA is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favourable. There are few qualifying factors present that would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a credible track record of superior performance. Given the extremely high standard that DBRS has set for this category, few entities are able to achieve a AAA rating.

AA - Long-term debt rated AA is of superior credit quality, and protection of interest and principal is considered high. In many cases they differ from long-term debt rated AAA only to a small degree. Given the extremely restrictive definition DBRS has for the AAA category, entities rated AA are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.

A - Long-term debt rated “A” is of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of AA rated entities. While “A” is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.

BBB - Long-term debt rated BBB is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

BB - Long-term debt rated BB is defined to be speculative and non-investment grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

B - Long-term debt rated B is considered highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

CCC, CC, C - Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated B. Long-term debt rated below B often have features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with CC and C normally used for lower ranking debt of companies for which the senior debt is rated in the CCC to B range.

D - A security rated D implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the D rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is discontinued or reinstated by DBRS.

High or Low – Each rating category is denoted by the subcategories “high” and “low”. The absence of either a “high” or “low” designation indicates the rating is in the “middle” of the category. The AAA and D categories do not utilize “high”, “middle”, and “low” as differential grades.

S&P commercial paper ratings:

A-1 - A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

Moody’s commercial paper ratings:

P-1 - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

Fitch commercial paper ratings:

The following descriptions of Fitch short-term debt ratings have been published by Fitch’s IBCA Investors Service.

F1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 - Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

DBRS commercial paper ratings:

The following descriptions of DBRS short-term debt ratings have been published by Dominion Bond Rating Service.

R-1 (high) - Short-term debt rated R-1 (high) is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an R-1 (high) rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results, and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an R-1 (high), few entities are strong enough to achieve this rating.

R-1 (middle) - Short-term debt rated R-1 (middle) is of superior credit quality and, in most cases, ratings in this category differ from R-1 (high) credits by only a small degree. Given the extremely tough definition DBRS has established for the R-1 (high) category, entities rated R-1 (middle) are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.

NEUBERGER BERMAN INSTITUTIONAL LIQUIDITY FUNDS

POST-EFFECTIVE AMENDMENT NO. 5 ON FORM N-1A

PART C

OTHER INFORMATION

Item 23.     Exhibits

Exhibit Number	Description

(a)	(1) Restated Certificate of Trust. (Filed herewith).

(2) Trust Instrument, Amended and Restated. (Filed herewith).

(b)	By-Laws, Amended and Restated. (Filed herewith).

(c)	(1) By-Laws, Amended and Restated, Articles V, VI, and VIII. Incorporated by Reference to Item (b) above.

(2) Trust Instrument, Amended and Restated, Articles IV, V and VI. Incorporated by Reference to Item (a)(2) above.

(d)	(1)

Management Agreement between Registrant and Neuberger Berman Management LLC (“NB Management” ). Incorporated by Reference to Post-Effective Amendment No. 4 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed May 29, 2009).

(2)

Investment Advisory Agreement between NB Management and Neuberger Berman Fixed Income LLC (formerly known as Lehman Brothers Asset Management LLC). Incorporated by Reference to Post-Effective Amendment No. 4 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed May 29, 2009).

(e)

Distribution Agreement between Registrant and NB Management with respect to Institutional Class. Incorporated by Reference to Post-Effective Amendment No. 4 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed May 29, 2009).

(f)	Bonus, Profit Sharing Contracts. None.

(g)	(1)

Custodian Contract Between Registrant and State Street Bank and Trust Company. Incorporated by Reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed December 15, 2006).

(h)	(1)

Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company. Incorporated by Reference to Post Effective Amendment No. 116 to the Registration Statement on Form N-1A of Neuberger Berman Equity Funds, File Nos. 2-11357 and 811-00582 (Filed June 2, 2006).

(2)

Administration Agreement between Registrant and NB Management. Incorporated by Reference to Post-Effective Amendment No. 4 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed May 29, 2009).

(3)

Expense Limitation Agreement Between Registrant and NB Management. Incorporated by Reference to Post-Effective Amendment No. 4 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed May 29, 2009).

(4) (i)

Shareholder Servicing Agreement. Incorporated by Reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed December 15, 2006).

(ii)

Amended Schedule A to Shareholder Servicing Agreement. Incorporated by Reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed July 27, 2007).

(i)	Opinion and Consent of K&L Gates LLP with respect to legality of securities being registered. (Filed herewith).

(j)	Consent of Tait, Weller & Baker LLP, Independent Registered Public Accounting Firm. (Filed herewith).

(k)	Financial Statements Omitted from Prospectus. None.

(l)

Letter of Investment Intent. Incorporated by Reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed December 15, 2006).

(m)	Rule 12b-1 Plan. None.

(n)

Plan Pursuant to Rule 18f-3 under the 1940 Act. Incorporated by Reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed December 15, 2006).

(o)

Powers of Attorney for Registrant. Incorporated by Reference to Post-Effective Amendment No. 4 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed May 29, 2009).

(p)	(1)

Code of Ethics for Registrant and NB Management. Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Lehman Brothers Reserve Liquidity Funds, File Nos. 333-122846 and 811-21716 (Filed April 8, 2005).

(2)

Code of Ethics for Neuberger Berman Fixed Income LLC. Incorporated by Reference to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of Neuberger Berman Equity Funds, File Nos. 2-85229 and 811-3802 (Filed March 18, 2005).

Item 24.     Persons Controlled By or Under Common Control with Registrant.

No person is controlled by or under common control with the Registrant.

Item 25.     Indemnification.

A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that “every person who is, or has been, a Trustee or an officer, employee or agent of the Trust (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof…”. Indemnification will not be provided to a person adjudicated by a court or other body to be liable to the Registrant or its shareholders by reason of “willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office” (“Disabling Conduct”), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”), of the Registrant (“Independent Trustees”), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series (“Series”) of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

Section 9 of the Management Agreement between Neuberger Berman Management LLC (“NB Management”) and the Registrant provides that neither NB Management nor any director, officer or employee of NB Management performing services for any series of the Registrant at the direction or request of NB Management in connection with NB Management’s discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed (i) to protect NB Management against any liability to the Registrant or any series thereof or its interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management’s reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of the Registrant against any liability to the Registrant or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office with the Registrant.

Section 6 of the Investment Advisory Agreement between NB Management and Neuberger Berman Fixed Income LLC (formerly known as Lehman Brothers Asset Management LLC) (“NBFI”) with respect to the Registrant provides that, neither NBFI nor any director, officer or employee of NBFI performing services for any series of the Registrant shall be liable for any error of judgment or mistake of law or for any loss suffered by NB Management or the Registrant in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or reckless disregard of its duties and obligations under the Agreement.

Section 12 of the Administration Agreement between the Registrant and NB Management on behalf of each series of the Registrant provides that the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys’ fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management’s entry into or performance of this Agreement with respect to such series; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement with respect to such series; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of the Registrant with respect to such series; provided, that NB Management shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management or that of its employees, agents or contractors. Before confessing any claim against it which may be subject to indemnification by a series under the Agreement, NB Management shall give such series reasonable opportunity to defend against such claim in its own name or in the name of NB Management. Section 13 of the Administration Agreement provides that NB Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys’ fees and expenses, incurred by the Registrant that result from: (i) NB Management’s failure to comply with the terms of the Agreement; or (ii) NB Management’s lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

Section 11 of the Distribution Agreement between the Registrant and NB Management provides that NB Management shall look only to the assets of a class of a series for the performance of the Agreement by the Registrant on behalf of such series, and neither the Shareholders, the Trustees nor any of the Registrant’s officers, employees or agents, whether past, present or future, shall be personally liable therefor.

Section 14 of the Distribution and Services Agreement between the Registrant and NB Management provides that NB Management shall look only to the assets of a class of a series for the performance of the Agreement by the Registrant on behalf of such series, and neither the Shareholders, the Trustees nor any of the Registrant’s officers, employees or agents, whether past, present or future, shall be personally liable therefor.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“1933 Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue. The Registrant also maintains Directors and Officers

Insurance.

Item 26.     Business and Other Connections of Investment Adviser and Sub-Adviser.

There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of NB Management is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME	BUSINESS AND OTHER CONNECTIONS

Joseph V. Amato Chief Investment Officer (Equities) and Managing Director, NB Management

Chief Executive Officer and President, Neuberger Berman Holdings LLC (including its predecessor, Neuberger Berman Inc.), since 2007; President, Chief Executive Officer, Chief Operating Officer and Chief Investment Officer, Neuberger Berman LLC, since 2009; Director and Managing Director of Neuberger Berman Fixed Income LLC (formerly known as Lehman Brothers Asset Management LLC) ( “NBFI”) since 2007; Global Head of Asset Management in the Investment Management Division, Lehman Brothers Holdings Inc., since 2006; Member of the Investment Management Division’s Executive Management Committee, Lehman Brothers Holdings Inc., since 2006; Board member of NBFI since 2006; formerly, Managing Director, Lehman Brothers Inc., 2006 to 2008.

Thanos Bardas Vice President, NB Management	Portfolio Manager.

John J. Barker Vice President, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.

Ann H. Benjamin Vice President, NB Management	Portfolio Manager.

Michael L. Bowyer Vice President, NB Management	Associate Portfolio Manager.

Claudia A. Brandon Senior Vice President and Assistant Secretary, NB Management

Senior Vice President, Neuberger Berman LLC since 2007; formerly, Vice President, Neuberger Berman LLC, 2002 to 2006 and Employee since 1999; Executive Vice President and Secretary, Neuberger Berman Advisers Management Trust; Executive Vice President and Secretary, Neuberger Berman Equity Funds; Executive Vice President and Secretary, Neuberger Berman Income Funds; Executive Vice President and Secretary, Neuberger Berman Intermediate Municipal Fund Inc.; Executive Vice President and Secretary, Neuberger Berman New York Intermediate Municipal Fund Inc.; Executive Vice President and Secretary, Neuberger Berman California Intermediate Municipal Fund Inc.; Executive Vice President and Secretary, Neuberger Berman Income Opportunity Fund Inc.; Executive Vice President and Secretary, Neuberger Berman Real Estate Securities Income Fund Inc.; Executive Vice President and Secretary, Neuberger Berman Dividend Advantage Fund Inc.; Executive Vice President and Secretary, Neuberger Berman High Yield Strategies Fund; Executive Vice President and Secretary, Neuberger Berman Institutional Liquidity Series; Executive Vice President and Secretary, Neuberger Berman Institutional Liquidity Funds.

David M. Brown Vice President, NB Management	Portfolio Manager.

David H. Burshtan Vice President, NB Management	Portfolio Manager.

Robert Conti President and Chief Executive Officer, NB Management

Managing Director, Neuberger Berman LLC since 2007; formerly, Senior Vice President of Neuberger Berman LLC, 2003 to 2006; formerly, Vice President, Neuberger Berman LLC, from 1999 to 2003; President, Chief Executive Officer and Trustee, Neuberger Berman Income Funds; President, Chief Executive Officer and Trustee, Neuberger Berman Equity Funds; President, Chief Executive Officer and Trustee, Neuberger Berman Advisers Management Trust; President, Chief Executive Officer and Director, Neuberger Berman Intermediate Municipal Fund Inc.; President, Chief Executive Officer and Director, Neuberger Berman New York Intermediate Municipal Fund Inc.; President, Chief Executive Officer and Director, Neuberger Berman California Intermediate Municipal Fund Inc.; President, Chief Executive Officer and Director, Neuberger Berman Income Opportunity Fund Inc.; President, Chief Executive Officer and Director, Neuberger Berman Real Estate Securities Income Fund Inc.; President, Chief Executive Officer and Director, Neuberger Berman Dividend Advantage Fund Inc.; President, Chief Executive Officer and Trustee, Neuberger Berman High Yield Strategies Fund; President, Chief Executive Officer and Trustee, Neuberger Berman Institutional Liquidity Series; President, Chief Executive Officer and Trustee, Neuberger Berman Institutional Liquidity Funds.

Robert B. Corman Managing Director, NB Management	Managing Director, Neuberger Berman LLC

Robert W. D’Alelio Vice President, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.

John C. Donohue Vice President, NB Management	Portfolio Manager.

John Dorogoff Chief Financial Officer, NB Management	Chief Financial Officer and Managing Director, Neuberger Berman, LLC.

Ingrid Dyott Vice President, NB Management	Vice President, Neuberger Berman LLC; Associate Portfolio Manager; Portfolio Manager.

Janet Fiorenza Vice President, NB Management	Managing Director, Neuberger Berman LLC.

Lawrence K. Fisher Vice President, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.

Daniel J. Fletcher Vice President, NB Management	Senior Vice President, Neuberger Berman LLC; Portfolio Manager.

Michael Foster Vice President, NB Management	Vice President, Neuberger Berman LLC; Portfolio Manager.

William J. Furrer Vice President, NB Management	Portfolio Manager.

Maxine L. Gerson Secretary, General Counsel and Managing Director, NB Management

Senior Vice President, Deputy General Counsel and Assistant Secretary, Neuberger Berman LLC; Executive Vice President and Chief Legal Officer, Neuberger Berman Income Funds; Executive Vice President and Chief Legal Officer, Neuberger Berman Equity Funds; Executive Vice President and Chief Legal Officer, Neuberger Berman Advisers Management Trust; Executive Vice President and Chief Legal Officer, Neuberger Berman Intermediate Municipal Fund Inc.; Executive Vice President and Chief Legal Officer, Neuberger Berman New York Intermediate Municipal Fund Inc.; Executive Vice President and Chief Legal Officer, Neuberger Berman California Intermediate Municipal Fund Inc.; Executive Vice President and Chief Legal Officer, Neuberger Berman Income Opportunity Fund Inc.; Executive Vice President and Chief Legal Officer, Neuberger Berman Real Estate Securities Income Fund Inc.; Executive Vice President and Chief Legal Officer, Neuberger Berman Dividend Advantage Fund Inc.; Executive Vice President and Chief Legal Officer, Neuberger Berman High Yield Strategies Fund; Executive Vice President and Chief Legal Officer, Neuberger Berman Institutional Liquidity Series; Executive Vice President and Chief Legal Officer, Neuberger Berman Institutional Liquidity Funds.

Anthony Gleason Vice President, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.

Richard Grau Vice President, NB Management	Vice President, Neuberger Berman LLC; Portfolio Manager.

Edward S. Grieb Treasurer, NB Management	Senior Vice President and Treasurer, Neuberger Berman LLC; Treasurer, Neuberger Berman Holdings LLC.

Todd E. Heltman Vice President, NB Management	None; Formerly, Portfolio Manager.

Eric D. Hiatt Vice President, NB Management	Portfolio Manager.

James L. Iselin Vice President, NB Management	Portfolio Manager.

Brian Jones Vice President, NB Management	Vice President, Neuberger Berman LLC; Portfolio Manager.

Kristina Kalebich Vice President, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.

Gerald Kaminsky Vice President, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.

Michael Kaminsky Vice President, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.

Brian Kerrane Chief Administrative Officer and Senior Vice President, NB Management

Senior Vice President, Neuberger Berman LLC; Vice President, Neuberger Berman Income Funds; Vice President, Neuberger Berman Equity Funds; Vice President, Neuberger Berman Advisers Management Trust; Vice President, Neuberger Berman Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman New York Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman California Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman Income Opportunity Fund Inc.; Vice President, Neuberger Berman Real Estate Securities Income Fund Inc.; Vice President, Neuberger Berman Dividend Advantage Fund Inc.; Vice President, Neuberger Berman High Yield Strategies Fund; Vice President, Neuberger Berman Institutional Liquidity Series; Vice President, Neuberger Berman Institutional Liquidity Funds.

Richard W. Knee Vice President, NB Management	None; Formerly, Portfolio Manager.

Sajjad S. Ladiwala Vice President, NB Management	Associate Portfolio Manager.

David M. Levine Vice President, NB Management	Senior Vice President, Neuberger Berman LLC; Portfolio Manager.

Richard S. Levine Vice President, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.

Kristian J. Lind Vice President, NB Management	Portfolio Manager.

Arthur Moretti Vice President, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.

S. Basu Mullick Vice President, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.

Thomas P. O’Reilly Vice President, NB Management	Portfolio Manager.

Loraine Olavarria Assistant Secretary, NB Management	None.

Kevin Pemberton Vice President, NB Management	None.

Alexandra Pomeroy Vice President, NB Management	Senior Vice President, Neuberger Berman LLC; Portfolio Manager.

Andrew Provencher Managing Director, NB Management

Managing Director, Neuberger Berman LLC; Vice President, Neuberger Berman Income Funds; Vice President, Neuberger Berman Equity Funds; Vice President, Neuberger Berman Advisers Management Trust; Vice President, Neuberger Berman Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman New York Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman California Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman Income Opportunity Fund Inc.; Vice President, Neuberger Berman Real Estate Securities Income Fund Inc.; Vice President, Neuberger Berman Dividend Advantage Fund Inc.; Vice President, Neuberger Berman High Yield Strategies Fund; Vice President, Neuberger Berman Institutional Liquidity Series; Vice President, Neuberger Berman Institutional Liquidity Funds.

Elizabeth Reagan Vice President, NB Management	None.

Brett S. Reiner Vice President, NB Management	Associate Portfolio Manager.

Timothy J. Robey Vice President, NB Management	Portfolio Manager.

Daniel D. Rosenblatt Vice President, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.

Conrad A. Saldanha Vice President, NB Management	Portfolio Manager.

Mindy Schwartzapfel Vice President, NB Management	Senior Vice President, Neuberger Berman LLC; Portfolio Manager.

Benjamin E. Segal Vice President, NB Management	Managing Director, Neuberger Berman LLC since November 2000; Portfolio Manager.

Steve S. Shigekawa Vice President, NB Management	Senior Vice President, Neuberger Berman LLC; Portfolio Manager.

Neil S. Siegel Managing Director, NB Management

Managing Director, Neuberger Berman LLC; Vice President, Neuberger Berman Income Funds; Vice President, Neuberger Berman Equity Funds; Vice President, Neuberger Berman Advisers Management Trust; Vice President, Neuberger Berman Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman New York Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman California Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman Income Opportunity Fund Inc.; Vice President, Neuberger Berman Real Estate Securities Income Fund Inc.; Vice President, Neuberger Berman Dividend Advantage Fund Inc.; Vice President, Neuberger Berman High Yield Strategies Fund; Vice President, Neuberger Berman Institutional Liquidity Series; Vice President, Neuberger Berman Institutional Liquidity Funds.

Ronald B. Silvestri Vice President, NB Management	Senior Vice President, Neuberger Berman LLC; Portfolio Manager.

Thomas A. Sontag Vice President, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.

Michelle B. Stein Vice President, NB Management	Portfolio Manager.

Mamundi Subhas Vice President, NB Management	Portfolio Manager.

Bradley C. Tank Chief Investment Officer (Fixed Income) and Managing Director, NB Management	Managing Director, Neuberger Berman LLC; Chairman of the Board, Chief Executive Officer, Chief Investment Officer and Director, NBFI; Portfolio Manager.

Kenneth J. Turek Vice President, NB Management	Portfolio Manager.

Judith M. Vale Vice President, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.

Richard Werman Vice President, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.

Chamaine Williams Chief Compliance Officer and Senior Vice President, NB Management

Chief Compliance Officer, Neuberger Berman Income Funds; Chief Compliance Officer, Neuberger Berman Equity Funds; Chief Compliance Officer, Neuberger Berman Advisers Management Trust; Chief Compliance Officer, Neuberger Berman Intermediate Municipal Fund Inc.; Chief Compliance Officer, Neuberger Berman New York Intermediate Municipal Fund Inc.; Chief Compliance Officer, Neuberger Berman California Intermediate Municipal Fund Inc.; Chief Compliance Officer, Neuberger Berman Income Opportunity Fund Inc.; Chief Compliance Officer, Neuberger Berman Real Estate Securities Income Fund Inc.; Chief Compliance Officer, Neuberger Berman Dividend Advantage Fund Inc.; Chief Compliance Officer, Neuberger Berman High Yield Strategies Fund; Chief Compliance Officer, Neuberger Berman Institutional Liquidity Series; Chief Compliance Officer, Neuberger Berman Institutional Liquidity Funds.

The principal address of NB Management and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.

Information as to the directors and officers of Neuberger Berman Fixed Income LLC (formerly known as Lehman Brothers Asset Management LLC), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Neuberger Berman Fixed Income LLC in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-61757) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Item 27.     Principal Underwriters.

(a)     NB Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

Neuberger Berman Advisers Management Trust

Neuberger Berman Equity Funds

Neuberger Berman Institutional Liquidity Series

Neuberger Berman Income Funds

(b)     Set forth below is information concerning the directors and officers of the Registrant’s principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant’s principal underwriter.

NAME	POSITIONS AND OFFICES WITH UNDERWRITER	POSITIONS AND OFFICES WITH REGISTRANT
Joseph V. Amato	Chief Investment Officer (Equities) and Managing Director	Trustee

Thanos Bardas	Vice President	None

John J. Barker	Vice President	None

Ann H. Benjamin	Vice President	None

Michael L. Bowyer	Vice President	None

Claudia A. Brandon	Senior Vice President & Assistant Secretary	Executive Vice President and Secretary

David M. Brown	Vice President	None

David H. Burshtan	Vice President	None

Robert Conti	President and Chief Executive Officer	Chief Executive Officer, President and Trustee

Robert B. Corman	Managing Director	None

Robert W. D’Alelio	Vice President	None

John C. Donohue	Vice President	None

John Dorogoff	Chief Financial Officer	None

Ingrid Dyott	Vice President	None

Janet Fiorenza	Vice President	None

Lawrence K. Fisher	Vice President	None

Daniel J. Fletcher	Vice President	None

Michael Foster	Vice President	None

William J. Furrer	Vice President	None

Maxine L. Gerson	Secretary, General Counsel and Managing Director	Executive Vice President and Chief Legal Officer (only for purposes of sections 307 and 406 of the Sarbanes – Oxley Act of 2002)

Anthony Gleason	Vice President	None

Richard Grau	Vice President	None

Edward S. Grieb	Treasurer	None

Todd E. Heltman	Vice President	None

Eric D. Hiatt	Vice President	None

James L. Iselin	Vice President	None

Brian Jones	Vice President	None

Kristina Kalebich	Vice President	None

Gerald Kaminsky	Vice President	None

Michael Kaminsky	Vice President	None

Brian Kerrane	Chief Administrative Office and Senior Vice President	Vice President

Richard W. Knee	Vice President	None

Sajjad S. Ladiwala	Vice President	None

David M. Levine	Vice President	None

Richard S. Levine	Vice President	None

Kristian Lind	Vice President	None

Arthur Moretti	Vice President	None

S. Basu Mullick	Vice President	None

Thomas P. O’Reilly	Vice President	None

Loraine Olavarria	Assistant Secretary	None

Kevin Pemberton	Vice President	None

Alexandra Pomeroy	Vice President	None

Andrew Provencher	Managing Director	Vice President

Elizabeth Reagan	Vice President	None

Brett S. Reiner	Vice President	None

Timothy J. Robey	Vice President	None

Daniel D. Rosenblatt	Vice President	None

Conrad A. Saldanha	Vice President	None

Mindy Schwartzapfel	Vice President	None

Benjamin E. Segal	Vice President	None

Steve S. Shigekawa	Vice President	None

Neil S. Siegel	Managing Director	Vice President

Ronald B. Silvestri	Vice President	None

Thomas A. Sontag	Vice President	None

Michelle B. Stein	Vice President	None

Mamundi Subhas	Vice President	None

Bradley C. Tank	Chief Investment Officer (Fixed Income) and Managing Director	None

Kenneth J. Turek	Vice President	None

Judith M. Vale	Vice President	None

Richard Werman	Vice President	None

Chamaine Williams	Chief Compliance Officer and Senior Vice President	Chief Compliance Officer

(c)     No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 28.     Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant’s Trust Instrument and By-Laws, minutes of meetings of the Registrant’s Trustees and shareholders and the Registrant’s policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158-0180.

Item 29.      Management Services.

Other than as set forth in Parts A and B of this Post-Effective Amendment, the Registrant is not a party to any management-related service contract.

Item 30.     Undertakings.

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 28th day of July 2009.

NEUBERGER BERMAN INSTITUTIONAL LIQUIDITY FUNDS

By:	/s/ Robert Conti
Name:	Robert Conti
Title:	President and Chief Executive Officer

Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 5 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Robert Conti	President, Chief Executive Officer and Trustee	July 28, 2009
Robert Conti
/s/ John M. McGovern	Treasurer and Principal Financial and Accounting Officer	July 28, 2009
John M. McGovern
/s/ Joseph V. Amato	Trustee	July 29, 2009
Joseph V. Amato*
/s/ John Cannon	Trustee	July 29, 2009
John Cannon*
/s/ Faith Colish	Trustee	July 29, 2009
Faith Colish*
/s/ Martha C. Goss	Trustee	July 29, 2009
Martha C. Goss*
/s/ C. Anne Harvey	Trustee	July 29, 2009
C. Anne Harvey*
/s/ Robert A. Kavesh	Trustee	July 29, 2009
Robert A. Kavesh*
/s/ Michael M. Knetter	Trustee	July 29, 2009
Michael M. Knetter*
/s/ Howard A. Mileaf	Trustee	July 29, 2009
Howard A. Mileaf*
/s/ George W. Morriss*	Trustee	July 29, 2009
George W. Morriss*
/s/ Edward I. O’Brien	Trustee	July 29, 2009
Edward I. O’Brien*
/s/ Jack L. Rivkin	Trustee	July 29, 2009
Jack L. Rivkin*
/s/ Cornelius T. Ryan	Trustee	July 29, 2009
Cornelius T. Ryan*
/s/ Tom D. Seip	Chairman of the Board and Trustee	July 29, 2009
Tom D. Seip*
/s/ Candace L. Straight	Trustee	July 29, 2009
Candace L. Straight*
/s/ Peter P. Trapp	Trustee	July 29, 2009
Peter P. Trapp*

* Signatures affixed by Lynn A. Schweinfurth on July 29, 2009 pursuant to a power of attorney filed with Post-Effective Amendment No. 4 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715, on May 29, 2009.